                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-0816
                                  ----------------------------------------------

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:    10/31
                          ------------------------------------------------------

Date of reporting period:   07-31-2006
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ULTRA(reg.sm) FUND
JULY 31, 2006

[american century investments logo and text logo]

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 2.7%
         1,987,000  Boeing Co.(1)                                  $     153,834
         4,261,367  United Technologies Corp.                            265,014
                                                                 ---------------
                                                                         418,848
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.5%
           943,675  C.H. Robinson Worldwide Inc.                          43,201
         1,100,000  Expeditors International
                    of Washington, Inc.                                   50,017
         1,628,600  FedEx Corporation(1)                                 170,531
         1,716,153  United Parcel Service, Inc. Cl B                     118,260
                                                                 ---------------
                                                                         382,009
                                                                 ---------------
BEVERAGES - 1.3%
         3,079,000  PepsiCo, Inc.                                        195,147
                                                                 ---------------
BIOTECHNOLOGY - 3.5%
         2,767,000  Amgen Inc.(2)                                        192,971
         2,804,000  Genentech, Inc.(2)                                   226,619
         1,761,967  Genzyme Corp.(2)                                     120,307
                                                                 ---------------
                                                                         539,897
                                                                 ---------------
CAPITAL MARKETS - 3.3%
         1,790,000  Goldman Sachs Group, Inc. (The)                      273,423
           541,129  Legg Mason, Inc.                                      45,168
         4,782,652  T. Rowe Price Group Inc.(1)                          197,571
                                                                 ---------------
                                                                         516,162
                                                                 ---------------
CHEMICALS - 3.2%
         3,204,000  Ecolab Inc.                                          137,996
         8,459,000  Monsanto Co.(1)                                      363,653
                                                                 ---------------
                                                                         501,649
                                                                 ---------------
COMMERCIAL BANKS - 2.2%
         4,616,000  Wells Fargo & Co.                                    333,921
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.1%
         6,496,000  Cisco Systems Inc.(2)                                115,954
         6,134,000  QUALCOMM Inc.                                        216,284
                                                                 ---------------
                                                                         332,238
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
         3,131,000  Apple Computer, Inc.(2)                              212,783
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 2.7%
         8,203,883  SLM Corporation                                      412,655
                                                                 ---------------
DIVERSIFIED - 0.5%
         1,026,000  iShares FTSE/Xinhua China 25
                    Index Fund(1)(2)                                      80,695
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.7%
         5,446,241  Apollo Group Inc. Cl A(1)(2)                         257,716
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.5%
           449,000  Chicago Mercantile Exchange
                    Holdings Inc.(1)                                     207,078
         2,175,270  McGraw-Hill
                    Companies, Inc. (The)                                122,468
         1,168,000  Moody's Corp.                                         64,100
                                                                 ---------------
                                                                         393,646
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
         3,864,000  Schlumberger Ltd.                                    258,308
                                                                 ---------------
FOOD & STAPLES RETAILING - 7.4%
         2,435,000  Costco Wholesale Corporation                         128,471
        13,097,000  Wal-Mart Stores, Inc.                                582,817
         7,143,000  Walgreen Co.(1)                                      334,150
         1,361,000  Whole Foods Market, Inc.(1)                           78,271
                                                                 ---------------
                                                                       1,123,709
                                                                 ---------------
FOOD PRODUCTS - 0.4%
         1,494,469  Wm. Wrigley Jr. Co.(1)                                68,536
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
         1,337,725  Baxter International, Inc.                            56,184
         3,063,000  Medtronic, Inc.                                      154,743
         1,457,000  St. Jude Medical, Inc.(2)                             53,763
         3,729,038  Stryker Corp.                                        169,709
         1,684,726  Varian Medical Systems, Inc.(2)                       76,352
         1,571,000  Zimmer Holdings Inc.(1)(2)                            99,350
                                                                 ---------------
                                                                         610,101
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.3%
         2,041,000  Express Scripts, Inc.(2)                             157,218
         3,105,000  Quest Diagnostics Inc.                               186,673
         9,953,000  UnitedHealth Group Incorporated                      476,052
                                                                 ---------------
                                                                         819,943
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.8%
         4,826,163  Carnival Corporation(1)                              188,027
           752,129  Cheesecake Factory Inc.(1)(2)                         17,186
           457,361  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                            24,011

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
        12,792,882  International Game Technology                        494,573
         5,117,914  Starbucks Corporation(1)(2)                          175,340
                                                                 ---------------
                                                                         899,137
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
         1,637,162  Procter & Gamble Co. (The)                            92,009
                                                                 ---------------
INSURANCE - 5.3%
         4,013,472  Aflac Inc.                                           177,155
         2,622,000  Ambac Financial Group, Inc.                          217,913
             2,081  Berkshire Hathaway Inc.
                    Cl A(1)(2)                                           190,620
            56,140  Berkshire Hathaway Inc.
                    Cl B(1)(2)                                           171,059
         2,597,424  Progressive Corp. (The)                               62,832
                                                                 ---------------
                                                                         819,579
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
         4,880,865  Amazon.com, Inc.(1)(2)                               131,246
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 5.5%
         2,395,000  Digital River Inc.(1)(2)(3)                          107,392
         5,443,000  eBay Inc.(2)                                         131,013
           873,000  Google Inc. Cl A(2)                                  337,501
         2,648,442  VeriSign, Inc.(1)(2)                                  47,487
         8,522,000  Yahoo! Inc.(2)                                       231,287
                                                                 ---------------
                                                                         854,680
                                                                 ---------------
IT SERVICES - 7.2%
         4,979,000  Accenture Ltd. Cl A(1)                               145,686
         4,909,000  Checkfree Corp.(1)(2)(3)                             218,451
        11,715,000  First Data Corp.                                     478,557
         8,016,197  Paychex, Inc.                                        273,994
                                                                 ---------------
                                                                       1,116,688
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.1%
         4,430,000  Fisher Scientific
                    International(1)(2)                                  328,307
                                                                 ---------------
MULTILINE RETAIL - 1.4%
         1,712,000  Kohl's Corp.(2)                                       96,951
         2,508,000  Target Corp.                                         115,167
                                                                 ---------------
                                                                         212,118
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.7%
         3,307,000  Apache Corp.                                         233,044
         4,960,000  EnCana Corp.(1)                                      268,138
         1,734,000  Exxon Mobil Corp.                                    117,461

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT         ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
         3,223,000  Suncor Energy Inc.                                   261,224
                                                                 ---------------
                                                                         879,867
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
         3,919,000  Avon Products, Inc.                                  113,612
                                                                 ---------------
PHARMACEUTICALS - 3.0%
         3,565,000  Abbott Laboratories                                  170,300
           631,604  Abraxis BioScience Inc.(1)(2)                         12,664
         8,353,000  Teva Pharmaceutical
                    Industries Ltd. ADR(1)                               276,317
                                                                 ---------------
                                                                         459,281
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.3%
        37,680,000  ARM Holdings plc ORD                                  81,813
         1,849,298  KLA-Tencor Corp.                                      78,022
           337,295  Maxim Integrated Products, Inc.                        9,910
         5,893,000  Microchip Technology Inc.(1)                         190,108
                                                                 ---------------
                                                                         359,853
                                                                 ---------------
SOFTWARE - 3.8%
         2,348,000  Adobe Systems Inc.(2)                                 66,941
         9,566,123  Electronic Arts Inc.(2)                              450,660
         2,960,000  Red Hat Inc.(1)(2)                                    70,093
                                                                 ---------------
                                                                         587,694
                                                                 ---------------
SPECIALTY RETAIL - 4.3%
         2,825,144  Bed Bath & Beyond Inc.(1)(2)                          94,586
         8,734,700  CarMax, Inc.(1)(2)(3)                                303,967
         4,059,000  Lowe's Companies, Inc.                               115,073
         6,643,000  PETsMART, Inc.(1)(3)                                 156,509
                                                                 ---------------
                                                                         670,135
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
         2,118,000  Countrywide Financial Corporation                     75,888
                                                                 ---------------
TOTAL COMMON STOCKS                                                   15,058,057
(Cost $11,746,714)                                               ---------------

TEMPORARY CASH INVESTMENTS - 4.9%
           $21,700  FHLB Discount Notes,
                    5.05%, 8/1/06(4)                                      21,700

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.875%, 7/31/11,
valued at $220,762), in a joint trading
account at 5.20%, dated 7/31/06,
due 8/1/06 (Delivery Value $216,431)                                     216,400

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%,
11/15/27 - 8/15/29, valued at $203,442),
in a joint trading account at 5.18%,
dated 7/31/06, due 8/1/06
(Delivery value $199,629)                                                199,600

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.375%, 1/15/25,
valued at $193,124), in a joint trading account
at 5.20%,dated 7/31/06, due 8/1/06
(Delivery value $189,327)                                                189,300

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25%-6.125%, 11/15/28-8/15/29,
valued at $127,347), in a joint trading account
at 5.12%, dated 7/31/06, due 8/1/06
(Delivery value $124,918)                                                124,900
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         751,900
(Cost $751,900)                                                  ---------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(5) - 3.6%
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.28%, dated 7/31/06,
due 8/1/06 (Delivery value $481,068)                                     480,997

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 7/31/06, due 8/1/06
(Delivery value $74,587)                                                  74,576
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   555,573
(Cost $555,573)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 105.8%                                  16,365,530
                                                                 ---------------
(Cost $13,054,187)

OTHER ASSETS AND LIABILITIES - (5.8)%                                  (893,903)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  15,471,627
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
      Contracts                Settlement                             Unrealized
       to Sell                    Date                Value           Gain(Loss)
--------------------------------------------------------------------------------
20,865,300 GBP for USD         8/31/2006            $ 38,999            $ (92)
                                                   =============================
(Value on Settlement Date $38,907)

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of July 31, 2006. The aggregate value of securities on loan at July 31, 2006 was $543,258 (in thousands).
(2) Non-income producing.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2006.)
(4) The rate indicated is yield to maturity at purchase.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2006 follows:

                                    SHARE                                                    JULY 31, 2006
                                   BALANCE    PURCHASE   SALES     REALIZED    DIVIDEND     SHARE      MARKET
                                   10/31/05     COST      COST    GAIN (LOSS)   INCOME     BALANCE      VALUE
Apollo Group Inc. Cl A (1)(2)(3)   7,599,000  $ 74,095  $253,412   $(86,952)    $  -      5,446,241  $  257,716
CarMax, Inc. (1)(2)                8,328,000    23,087    11,934      2,182        -      8,734,700     303,967
Checkfree Corp. (1)(2)             6,813,000      -       56,588     33,890        -      4,909,000     218,451
Digital River Inc. (1)(2)              -       101,064     4,055        737        -      2,395,000     107,392
International Game Technology(3)  16,671,000    19,604   152,215     13,332       5,587  12,792,882     494,573
PETsMART, Inc.(1)                  7,529,000    28,168    57,858     (8,280)        739   6,643,000     156,509
PF Chang's China Bistro, Inc.(3)     875,000    55,503    87,380    (23,144)       -          -            -
                                  -----------------------------------------------------------------------------
                                              $301,521  $623,442   $(68,235)    $ 6,326              $1,538,608
                                              =========================================              ==========

(1) Security, or a portion thereof, was on loan as of July 31, 2006.
(2) Non-income producing.
(3) Company was not an affiliate at July 31, 2006.

2. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 13,066,965
                                                                 ===============
Gross tax appreciation of investments                              $  3,424,537
Gross tax depreciation of investments                                  (125,972)
                                                                 ---------------
Net tax appreciation of investments                                $  3,298,565
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JULY 31, 2006

[american century investments logo and text logo]

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 4.0%
           795,400  Boeing Co.                                     $      61,580
         1,952,600  United Technologies Corp.                            121,432
                                                                 ---------------
                                                                         183,012
                                                                 ---------------
AIRLINES - 0.9%
         1,595,800  Continental Airlines Inc. Cl B(1)                     42,033
                                                                 ---------------
BEVERAGES - 4.5%
         1,034,200  Anheuser-Busch Companies, Inc.                        49,797
         2,428,400  PepsiCo, Inc.                                        153,912
                                                                 ---------------
                                                                         203,709
                                                                 ---------------
BIOTECHNOLOGY - 4.7%
         1,483,400  Amgen Inc.(1)                                        103,452
           540,400  Genentech, Inc.(1)                                    43,675
         1,093,100  Gilead Sciences, Inc.(1)                              67,204
                                                                 ---------------
                                                                         214,331
                                                                 ---------------
CAPITAL MARKETS - 2.2%
           337,700  Bear Stearns
                    Companies Inc. (The)                                  47,909
           351,900  Goldman Sachs Group, Inc. (The)                       53,753
                                                                 ---------------
                                                                         101,662
                                                                 ---------------
CHEMICALS - 2.0%
         2,009,000  Monsanto Co.                                          86,366
            61,900  Potash Corp. of Saskatchewan                           5,850
                                                                 ---------------
                                                                          92,216
                                                                 ---------------
COMMERCIAL BANKS - 2.1%
         1,286,800  Wells Fargo & Co.                                     93,087
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.9%
         4,919,000  CIENA Corporation(1)                                  17,856
         7,400,300  Cisco Systems Inc.(1)                                132,095
         3,959,700  Motorola, Inc.                                        90,123
           644,100  QUALCOMM Inc.                                         22,711
                                                                 ---------------
                                                                         262,785
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
           783,100  Apple Computer, Inc.(1)                               53,219
         1,667,300  Hewlett-Packard Co.                                   53,204
           255,800  Komag, Inc.(1)                                         9,800

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
         1,566,300  Seagate Technology                                    36,338
                                                                 ---------------
                                                                         152,561
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.4%
         2,918,800  Bank of America Corp.                                150,406
         2,044,100  J.P. Morgan Chase & Co.                               93,252
                                                                 ---------------
                                                                         243,658
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.9%
           849,000  Cooper Industries, Ltd. Cl A                          73,150
         1,397,100  Emerson Electric Co.                                 110,259
           891,200  Roper Industries Inc.                                 40,282
                                                                 ---------------
                                                                         223,691
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
           376,400  Itron Inc.(1)                                         17,518
           723,800  Vishay Intertechnology, Inc.(1)                       10,155
                                                                 ---------------
                                                                          27,673
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
           545,100  Cameron International Corp.(1)                        27,478
         1,343,400  Schlumberger Ltd.                                     89,807
                                                                 ---------------
                                                                         117,285
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
         1,652,100  CVS Corp.                                             54,057
           723,300  Walgreen Co.                                          33,836
                                                                 ---------------
                                                                          87,893
                                                                 ---------------
FOOD PRODUCTS - 2.3%
           968,500  Archer-Daniels-Midland Co.                            42,614
         1,209,600  General Mills, Inc.                                   62,778
                                                                 ---------------
                                                                         105,392
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
           309,100  Alcon Inc.                                            34,131
         2,050,500  Baxter International, Inc.                            86,121
         1,382,800  Becton Dickinson & Co.                                91,153
           343,400  Cytyc Corp.(1)                                         8,448
           303,200  DJO Inc.(1)                                           11,967
           851,300  Edwards Lifesciences
                    Corporation(1)                                        37,662
                                                                 ---------------
                                                                         269,482
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
           619,500  Caremark Rx Inc.                                      32,710

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
           716,200  Laboratory Corporation of
                    America Holdings(1)                                   46,137
                                                                 ---------------
                                                                          78,847
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
         1,875,200  Newell Rubbermaid Inc.                                49,430
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.7%
         4,499,200  General Electric Co.                                 147,079
         1,246,700  Textron Inc.                                         112,091
                                                                 ---------------
                                                                         259,170
                                                                 ---------------
INSURANCE - 2.0%
           476,000  Endurance Specialty Holdings Ltd.                     14,451
           227,500  PartnerRe Ltd.                                        14,135
         1,351,000  St. Paul Travelers
                    Companies, Inc. (The)                                 61,876
                                                                 ---------------
                                                                          90,462
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
           223,100  Google Inc. Cl A(1)                                   86,250
                                                                 ---------------
IT SERVICES - 5.1%
         1,252,800  Accenture Ltd. Cl A                                   36,657
         1,364,700  Ceridian Corp.(1)                                     32,766
           884,300  Global Payments Inc.                                  37,618
         1,351,900  International Business
                    Machines Corp.                                       104,651
           740,200  VeriFone Holdings Inc.(1)                             20,911
                                                                 ---------------
                                                                         232,603
                                                                 ---------------
MACHINERY - 0.4%
           219,300  Deere & Co.                                           15,915
                                                                 ---------------
MEDIA - 1.0%
           922,200  Lamar Advertising Co. Cl A(1)                         45,225
                                                                 ---------------
METALS & MINING - 2.0%
           889,500  Allegheny Technologies Inc.                           56,830
           367,800  Carpenter Technology                                  36,192
                                                                 ---------------
                                                                          93,022
                                                                 ---------------
MULTILINE RETAIL - 2.2%
           804,700  J.C. Penney Co. Inc.                                  50,664
         1,071,800  Target Corp.                                          49,217
                                                                 ---------------
                                                                          99,881
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.7%
           694,600  Exxon Mobil Corp.                                     47,052

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
           714,300  Occidental Petroleum Corp.                            76,966
                                                                 ---------------
                                                                         124,018
                                                                 ---------------
PHARMACEUTICALS - 6.6%
           170,400  Allergan, Inc.                                        18,378
         1,171,000  Novartis AG ORD                                       66,534
           508,900  Novo Nordisk AS Cl B ORD                              31,361
           401,900  Roche Holding AG ORD                                  71,543
         5,157,300  Schering-Plough Corp.                                105,414
                                                                 ---------------
                                                                         293,230
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.3%
         3,246,600  Freescale Semiconductor Inc.
                    Cl B(1)                                               92,593
         2,575,000  Intel Corp.                                           46,350
           698,200  Marvell Technology Group Ltd.(1)                      12,952
                                                                 ---------------
                                                                         151,895
                                                                 ---------------
SOFTWARE - 4.2%
         3,791,400  BEA Systems Inc.(1)                                   44,511
         1,710,500  Cadence Design Systems Inc.(1)                        27,693
           613,600  Citrix Systems, Inc.(1)                               19,494
         1,257,700  Microsoft Corporation                                 30,223
         4,571,700  Oracle Corp.(1)                                       68,438
                                                                 ---------------
                                                                         190,359
                                                                 ---------------
SPECIALTY RETAIL - 2.8%
           534,900  AnnTaylor Stores Corporation(1)                       21,963
           466,900  Dress Barn Inc.(1)                                    10,076
           198,600  Group 1 Automotive, Inc.                              12,178
           289,100  Guess?, Inc.(1)                                       12,316
           322,600  Gymboree Corp.(1)                                     10,814
           877,000  Payless ShoeSource, Inc.(1)                           22,697
         1,431,900  Ross Stores, Inc.                                     35,639
                                                                 ---------------
                                                                         125,683
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
         1,069,900  Polo Ralph Lauren Corp.                               61,027
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
           737,600  American Tower Corp. Cl A(1)                          24,931
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,442,418
(Cost $4,024,592)                                                ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.1%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625%-8.00%,
11/15/21-2/15/25, valued at $143,038),
in a joint trading account at 5.21%,
dated 7/31/06, due 8/1/06
(Delivery value $140,120)                                                140,100
                                                                 ---------------
(Cost $140,100)

TOTAL INVESTMENT SECURITIES - 101.0%                                   4,582,518
                                                                 ---------------
(Cost $4,164,692)

OTHER ASSETS AND LIABILITIES - (1.0)%                                   (44,108)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,538,410
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                     Settlement                             Unrealized
to Sell                          Date               Value            Gain (Loss)
--------------------------------------------------------------------------------
111,296,430 DKK for USD         8/31/06           $ 19,091             $  (54)
101,471,562 CHF for USD         8/31/06             82,771               (353)
                                               ---------------------------------
                                                  $101,862             $ (407)
                                               =================================
(Value on Settlement Date $101,454)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 4,165,319
                                                                 ===============
Gross tax appreciation of investments                               $   529,170
Gross tax depreciation of investments                                  (111,971)
                                                                 ---------------
Net tax appreciation of investments                                 $   417,199
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FOCUSED GROWTH FUND
JULY 31, 2006

[american century investments logo and text logo]

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 0.7%
             1,380  Boeing Co.                                    $          107
                                                                 ---------------
AIRLINES - 0.9%
             5,573  Continental Airlines Inc. Cl B(1)                       147
                                                                 ---------------
BIOTECHNOLOGY - 8.5%
             9,970  Amgen Inc.(1)                                            695
            11,084  Gilead Sciences, Inc.(1)                                 681
                                                                 ---------------
                                                                           1,376
                                                                 ---------------
CAPITAL MARKETS - 2.7%
             2,793  Goldman Sachs Group, Inc. (The)                          427
                                                                 ---------------
CHEMICALS - 4.4%
            16,442  Monsanto Co.                                             707
                                                                 ---------------
COMMERCIAL BANKS - 4.6%
            10,272  Wells Fargo & Co.                                        743
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.8%
            35,158  Cisco Systems Inc.(1)                                    628
             8,578  QUALCOMM Inc.                                            302
                                                                 ---------------
                                                                             930
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
            10,659  Hewlett-Packard Co.                                      340
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.3%
            14,296  Bank of America Corp.                                    737
             2,474  J.P. Morgan Chase & Co.                                  113
                                                                 ---------------
                                                                             850
                                                                 ---------------
ELECTRICAL EQUIPMENT - 7.5%
             5,932  Cooper Industries, Ltd. Cl A                             511
             8,661  Emerson Electric Co.                                     684
                                                                 ---------------
                                                                           1,195
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.5%
            10,732  Schlumberger Ltd.                                        717
                                                                 ---------------
FOOD PRODUCTS - 1.1%
             3,928  Archer-Daniels-Midland Co.                               173
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
            18,744  Baxter International, Inc.                               787
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.9%
             9,813  Laboratory Corporation
                    of America Holdings(1)                                   632
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 8.4%
            20,905  General Electric Co.                                     682
             7,475  Textron Inc.                                             672
                                                                 ---------------
                                                                           1,354
                                                                 ---------------
INSURANCE - 7.1%
               342  Endurance Specialty Holdings Ltd.                         10
             8,816  PartnerRe Ltd.                                           548
            12,722  St. Paul Travelers
                    Companies, Inc. (The)                                    583
                                                                 ---------------
                                                                           1,141
                                                                 ---------------
IT SERVICES - 7.4%
            11,688  Global Payments Inc.                                     497
             8,970  International Business
                    Machines Corp.                                           695
                                                                 ---------------
                                                                           1,192
                                                                 ---------------
METALS & MINING - 1.5%
             2,418  Carpenter Technology                                     238
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
             1,031  Occidental Petroleum Corp.                               111
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            18,573  Schering-Plough Corp.                                    380
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.9%
            21,897  Freescale Semiconductor Inc.
                    Cl B(1)                                                  625
                                                                 ---------------
SOFTWARE - 4.4%
             9,042  BEA Systems Inc.(1)                                      106
            18,360  Cadence Design Systems Inc.(1)                           297
             9,272  Citrix Systems, Inc.(1)                                  295
                                                                 ---------------
                                                                             698
                                                                 ---------------
SPECIALTY RETAIL - 5.9%
            10,015  AnnTaylor Stores Corporation(1)                          412
             3,731  Gymboree Corp.(1)                                        125
            16,251  Ross Stores, Inc.                                        404
                                                                 ---------------
                                                                             941
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                       15,811
(Cost $15,676)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625%-8.00%,
11/15/21-2/15/25, valued at $102),
in a joint trading account at 5.21%,
dated 7/31/06, due 8/1/06
(Delivery value $100)
(Cost $100)                                                                  100
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.2%                                       15,911
                                                                 ---------------
(Cost $15,776)

OTHER ASSETS AND LIABILITIES - 0.8%                                          127
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $       16,038
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $15,778
                                                                 ===============
Gross tax appreciation of investments                                   $   663
Gross tax depreciation of investments                                      (530)
                                                                 ---------------
Net tax appreciation of investments                                     $   133
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JULY 31, 2006

[american century investments logo and text logo]

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 8.0%
           861,987  BE Aerospace, Inc.(1)                          $      21,334
           281,600  Boeing Co.                                            21,801
           932,200  Precision Castparts Corp.                             55,606
                                                                 ---------------
                                                                          98,741
                                                                 ---------------
AIRLINES - 1.5%
           411,300  US Airways Group Inc.(1)                              18,792
                                                                 ---------------
BEVERAGES - 0.9%
           129,200  Fomento Economico Mexicano
                    SA de CV ADR                                          11,344
                                                                 ---------------
BIOTECHNOLOGY - 4.3%
           643,200  CSL Ltd. ORD                                          25,995
           435,800  Gilead Sciences, Inc.(1)                              26,793
                                                                 ---------------
                                                                          52,788
                                                                 ---------------
BUILDING PRODUCTS(2)
             4,807  NCI Building Systems Inc.(1)                             225
                                                                 ---------------
CAPITAL MARKETS - 1.4%
            41,700  Goldman Sachs Group, Inc. (The)                        6,370
           291,148  Lazard Ltd. Cl A                                      11,369
                                                                 ---------------
                                                                          17,739
                                                                 ---------------
CHEMICALS - 2.7%
           654,860  Monsanto Co.                                          28,152
           246,879  Zoltek Companies, Inc.(1)                              5,698
                                                                 ---------------
                                                                          33,850
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
           105,700  American Reprographics Co.(1)                          3,380
           152,500  Manpower Inc.                                          9,071
                                                                 ---------------
                                                                          12,451
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.5%
           495,000  Chiyoda Corporation ORD                                9,501
           235,832  Foster Wheeler Ltd.(1)                                 8,995
                                                                 ---------------
                                                                          18,496
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.5%
           675,248  Daktronics Inc.                                       19,001
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 15.8%
           146,527  Acergy SA ADR(1)                                       2,516
           379,300  Acergy SA ORD(1)                                       6,471
           479,000  Aker Kvaerner ASA ORD                                 48,255
           188,800  Cameron International Corp.(1)                         9,517
           548,500  Diamond Offshore Drilling, Inc.                       43,292
           178,028  Dril-Quip Inc.(1)                                     15,042
           104,600  Horizon Offshore, Inc.(1)                              2,361
           543,556  National Oilwell Varco, Inc.(1)                       36,440
           141,000  Oceaneering International, Inc.(1)                     6,165
           349,726  TETRA Technologies, Inc.(1)                           10,006
           307,541  Weatherford International Ltd.(1)                     14,405
                                                                 ---------------
                                                                         194,470
                                                                 ---------------
FOOD PRODUCTS - 1.9%
           464,335  Archer-Daniels-Midland Co.                            20,431
           165,267  Hain Celestial Group, Inc. (The)(1)                    3,570
                                                                 ---------------
                                                                          24,001
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
            83,200  Conceptus Inc.(1)                                      1,257
           675,732  Hologic, Inc.(1)                                      30,347
            60,400  Intuitive Surgical Inc.(1)                             5,750
            38,903  Mentor Corp.                                           1,730
           104,300  West Pharmaceutical
                    Services Inc.                                          4,047
                                                                 ---------------
                                                                          43,131
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
           230,900  Caremark Rx Inc.                                      12,192
           393,500  Quest Diagnostics Inc.                                23,657
                                                                 ---------------
                                                                          35,849
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.5%
           487,042  Emdeon Corp.(1)                                        5,859
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.4%
           371,063  Burger King Holdings, Inc.(1)                          5,659
           118,900  Ctrip.com International, Ltd. ADR                      6,018
           496,500  Las Vegas Sands Corp.(1)                              30,797
           232,153  Orient-Express Hotels Ltd. Cl A                        8,462

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
            55,370  Station Casinos Inc.                                   3,038
                                                                 ---------------
                                                                          53,974
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.9%
           166,781  Energizer Holdings Inc.(1)                            10,612
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.0%
           551,462  McDermott International, Inc.(1)                      25,114
                                                                 ---------------
INSURANCE - 1.2%
            34,500  Ace, Ltd.                                              1,778
           107,557  Berkley (W.R.) Corp.                                   3,872
            35,400  Chubb Corp.                                            1,785
            40,000  Everest Re Group, Ltd.(1)                              3,784
            61,000  HCC Insurance Holdings, Inc.                           1,860
            36,600  RenaissanceRe Holdings Ltd.                            1,896
                                                                 ---------------
                                                                          14,975
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
            42,380  Gmarket Inc. ADR(1)                                      616
           103,119  NutriSystem, Inc.(1)                                   5,457
           264,441  Priceline.com Inc.(1)                                  7,108
                                                                 ---------------
                                                                          13,181
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
           408,000  Digital River Inc.(1)                                 18,295
                                                                 ---------------
IT SERVICES - 6.6%
         1,135,484  Alliance Data Systems Corp.(1)                        58,273
           764,500  MoneyGram International Inc.                          23,432
                                                                 ---------------
                                                                          81,705
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
           147,800  Aruze Corp. ORD                                        2,759
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.4%
           337,754  Covance Inc.(1)                                       21,535
            53,447  Icon plc ADR(1)                                        3,519
           751,840  Pharmaceutical Product
                    Development, Inc.                                     28,931
                                                                 ---------------
                                                                          53,985
                                                                 ---------------
MACHINERY - 0.9%
           174,288  Gardner Denver Inc.(1)                                 6,039

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
           130,942  Manitowoc Co.                                          5,141
                                                                 ---------------
                                                                          11,180
                                                                 ---------------
MARINE - 1.3%
           288,112  American Commercial
                    Lines Inc.(1)                                         15,832
                                                                 ---------------
MEDIA - 2.0%
           388,990  Focus Media Holding Ltd. ADR(1)                       24,355
                                                                 ---------------
METALS & MINING - 1.4%
           368,814  Oregon Steel Mills, Inc.(1)                           17,054
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           128,300  Sempra Energy                                          6,192
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           130,300  Kohl's Corp.(1)                                        7,379
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.2%
           267,480  Parallel Petroleum Corp.(1)                            6,676
           597,756  Southwestern Energy Company(1)                        20,563
                                                                 ---------------
                                                                          27,239
                                                                 ---------------
PHARMACEUTICALS - 2.0%
           219,426  Aspreva Pharmaceuticals Corp.(1)                       5,286
            79,800  Schwarz Pharma AG ORD                                  7,334
           160,200  Shire plc ADR                                          7,771
           254,797  Shire plc ORD                                          4,109
                                                                 ---------------
                                                                          24,500
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.2%
           316,077  CB Richard Ellis Group, Inc.
                    Cl A(1)                                                7,437
            82,801  Jones Lang LaSalle Inc.                                6,765
                                                                 ---------------
                                                                          14,202
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.8%
           173,515  Cymer, Inc.(1)                                         6,788
           501,100  MEMC Electronic Materials Inc.(1)                     15,243
                                                                 ---------------
                                                                          22,031
                                                                 ---------------
SOFTWARE - 0.3%
            98,500  Autodesk, Inc.(1)                                      3,360
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.8%
           185,600  Christopher & Banks Corporation                        5,232
            93,055  J. Crew Group Inc.(1)                                  2,481
            69,500  Tween Brands, Inc.(1)                                  2,587
                                                                 ---------------
                                                                          10,300
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            34,500  Puma AG Rudolf
                    Dassler Sport ORD                                     12,511
            99,102  Under Armour, Inc. Cl A(1)                             3,979
                                                                 ---------------
                                                                          16,490
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
         1,190,000  China Merchants Holdings
                    International Co. Ltd. ORD                             3,607
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 12.5%
         1,399,363  America Movil SA de CV
                    Series L ADR                                          50,069
           413,300  American Tower Corp. Cl A(1)                          13,970
           223,300  Millicom International
                    Cellular SA(1)                                         7,813
         1,553,322  NII Holdings, Inc. Cl B(1)                            81,984
                                                                 ---------------
                                                                         153,836
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,218,894
(Cost $1,048,656)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.1%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625% - 8.00%,
11/15/21 - 2/15/25, valued at $26,239),
in a joint trading account at 5.21%,
dated 7/31/06, due 8/1/06
(Delivery value $25,704)                                                  25,700
                                                                 ---------------
(Cost $25,700)

TOTAL INVESTMENT SECURITIES - 100.9%                                   1,244,594
                                                                 ---------------
(Cost $1,074,356)

OTHER ASSETS AND LIABILITIES - (0.9)%                                   (11,672)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,232,922
                                                                 ===============

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                      Settlement                            Unrealized
to Sell                           Date             Value             Gain (Loss)
--------------------------------------------------------------------------------
 16,173,264 AUD for USD          8/31/06          $12,385              $  (51)
  2,983,701 Euro for USD         8/31/06            3,819                 (12)
  4,832,889 Euro for USD         8/31/06            6,186                 (19)
  1,082,887 GBP for USD          8/31/06            2,024                  (5)
686,635,000 JPY for USD          8/31/06            6,018                 (50)
165,295,625 NOK for USD          8/31/06           26,920                (211)
                                                 -------------------------------
                                                  $57,352              $ (348)
                                                 ===============================
(Value on Settlement Date $57,004)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  1,078,449
                                                                 ===============
Gross tax appreciation of investments                              $    189,159
Gross tax depreciation of investments                                   (23,014)
                                                                 ---------------
Net tax appreciation of investments                                $    166,145
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VISTA(reg.sm) FUND
JULY 31, 2006

[american century investments logo and text logo]

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 4.4%
         2,108,000  BE Aerospace, Inc.(1)                          $      52,173
           840,000  Precision Castparts Corp.                             50,106
                                                                 ---------------
                                                                         102,279
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
           249,000  EGL Inc.(1)                                           10,934
                                                                 ---------------
AIRLINES - 1.1%
           396,000  Continental Airlines Inc. Cl B(1)                     10,431
           357,000  US Airways Group Inc.(1)                              16,311
                                                                 ---------------
                                                                          26,742
                                                                 ---------------
BIOTECHNOLOGY - 1.9%
           241,000  Amylin Pharmaceuticals, Inc.(1)                       11,761
           666,000  Celgene Corp.(1)                                      31,895
                                                                 ---------------
                                                                          43,656
                                                                 ---------------
CAPITAL MARKETS - 1.7%
           806,000  Investment Technology
                    Group Inc.(1)                                         40,590
                                                                 ---------------
CHEMICALS - 2.2%
         1,228,000  Monsanto Co.                                          52,792
                                                                 ---------------
COMMERCIAL BANKS - 2.2%
           443,000  Colonial BancGroup Inc. (The)                         11,252
           693,000  Compass Bancshares Inc.                               40,846
                                                                 ---------------
                                                                          52,098
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
           390,000  Manpower Inc.                                         23,197
           283,000  Republic Services, Inc. Cl A                          11,365
           334,000  Waste Management, Inc.                                11,483
                                                                 ---------------
                                                                          46,045
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
           354,000  CommScope Inc.(1)                                     11,055
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.7%
           594,000  Foster Wheeler Ltd.(1)                                22,656
         1,088,000  Quanta Services, Inc.(1)                              17,364
                                                                 ---------------
                                                                          40,020
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.5%
           135,000  EZCORP, Inc.(1)                                        5,620
           133,363  World Acceptance Corp.(1)                              5,535
                                                                 ---------------
                                                                          11,155
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
         1,133,000  Allegheny Energy, Inc.(1)                             46,510
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
           953,000  ABB Ltd. ORD                                          12,317
           273,000  Alstom RGPT ORD(1)                                    23,694
                                                                 ---------------
                                                                          36,011
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
           216,000  Anixter International Inc.                            11,908
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 10.8%
           267,000  Core Laboratories N.V.(1)                             19,491
           467,000  Diamond Offshore Drilling, Inc.                       36,860
           158,000  Dril-Quip Inc.(1)                                     13,349
           810,000  Oceaneering International, Inc.(1)                    35,413
           943,000  Superior Energy Services(1)                           32,298
         2,549,000  TETRA Technologies, Inc.(1)                           72,927
           899,000  Weatherford International Ltd.(1)                     42,109
                                                                 ---------------
                                                                         252,447
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
           611,000  Safeway Inc.                                          17,157
                                                                 ---------------
FOOD PRODUCTS - 5.5%
         1,125,000  Archer-Daniels-Midland Co.                            49,499
           623,000  Campbell Soup Co.                                     22,851
           543,000  H.J. Heinz Co.                                        22,790
           414,000  Hershey Company (The)                                 22,758
           253,000  JM Smucker Co. (The)                                  11,291
                                                                 ---------------
                                                                         129,189
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
           480,000  Advanced Medical Optics Inc.(1)                       23,640
           512,000  Hologic, Inc.(1)                                      22,994
                                                                 ---------------
                                                                          46,634
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.2%
           334,000  Humana Inc.(1)                                        18,681
           360,000  Laboratory Corporation
                    of America Holdings(1)                                23,191
           455,000  Manor Care, Inc.                                      22,773

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
           562,000  Quest Diagnostics Inc.                                33,787
                                                                 ---------------
                                                                          98,432
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.8%
         1,484,000  Emdeon Corp.(1)                                       17,853
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
           772,000  International Game Technology                         29,846
           677,000  Las Vegas Sands Corp.(1)                              41,994
           324,000  Scientific Games Corp. Cl A(1)                        11,006
                                                                 ---------------
                                                                          82,846
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.2%
         2,139,000  McDermott International, Inc.(1)                      97,410
                                                                 ---------------
INSURANCE - 1.5%
           192,000  Arch Capital Group Ltd.(1)                            11,685
           381,000  Torchmark Corp.                                       23,039
                                                                 ---------------
                                                                          34,724
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.4%
           195,603  NutriSystem, Inc.(1)                                  10,351
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
           495,000  Akamai Technologies, Inc.(1)                          19,617
                                                                 ---------------
IT SERVICES - 2.9%
         1,319,000  Alliance Data Systems Corp.(1)                        67,691
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 7.5%
           749,000  Covance Inc.(1)                                       47,756
           322,000  Illumina, Inc.(1)                                     12,310
         1,459,000  Pharmaceutical Product
                    Development, Inc.                                     56,142
         1,624,000  Thermo Electron Corp.(1)                              60,104
                                                                 ---------------
                                                                         176,312
                                                                 ---------------
MACHINERY - 1.5%
           525,000  Terex Corp.(1)                                        23,541
           339,000  Trinity Industries, Inc.                              11,329
                                                                 ---------------
                                                                          34,870
                                                                 ---------------
MARINE - 1.3%
           571,916  American Commercial
                    Lines Inc.(1)                                         31,427
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
MEDIA - 1.0%
           375,000  Focus Media Holding Ltd. ADR(1)                       23,479
                                                                 ---------------
METALS & MINING - 3.1%
           399,000  Allegheny Technologies Inc.                           25,492
           729,000  Oregon Steel Mills, Inc.(1)                           33,710
           472,000  Titanium Metals Corp.(1)                              13,612
                                                                 ---------------
                                                                          72,814
                                                                 ---------------
MULTILINE RETAIL - 0.5%
            82,000  Sears Holdings Corp.(1)                               11,255
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
           286,951  ATP Oil & Gas Corp.(1)                                11,794
           170,000  Southwestern Energy Company(1)                         5,848
                                                                 ---------------
                                                                          17,642
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
           579,000  Archstone-Smith Trust                                 30,380
           481,000  Camden Property Trust                                 36,773
                                                                 ---------------
                                                                          67,153
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.0%
           288,000  Jones Lang LaSalle Inc.                               23,530
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.5%
           398,000  MEMC Electronic Materials Inc.(1)                     12,107
                                                                 ---------------
SOFTWARE - 0.9%
           911,000  BEA Systems Inc.(1)                                   10,695
           309,000  Citrix Systems, Inc.(1)                                9,817
                                                                 ---------------
                                                                          20,512
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
           480,000  Circuit City Stores Inc.                              11,760
           672,000  Office Depot, Inc.(1)                                 24,226
           424,000  Rent-A-Center Inc.(1)                                 11,418
                                                                 ---------------
                                                                          47,404
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
            51,000  Puma AG Rudolf Dassler
                    Sport ORD                                             18,495
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
           397,000  BankUnited Financial Corp. Cl A                       11,747
           916,000  Hudson City Bancorp, Inc.                             11,881
           259,000  PMI Group, Inc. (The)                                 10,997

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT         ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
           191,000  Radian Group Inc.                                     11,752
                                                                 ---------------
                                                                          46,377
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 13.6%
         1,631,000  America Movil SA de CV
                    Series L ADR                                          58,357
         1,778,000  American Tower Corp. Cl A(1)                          60,096
           413,050  Crown Castle
                    International Corp.(1)                                14,552
           524,000  Leap Wireless
                    International, Inc.(1)                                23,423
         1,941,000  NII Holdings, Inc. Cl B(1)                           102,445
         2,570,000  SBA Communications Corp.
                    Cl A(1)                                               61,372
                                                                 ---------------
                                                                         320,245
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,329,768
(Cost $2,045,060)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
           $31,900  FHLB Discount Notes,
                    5.05%, 8/1/06(2)                                      31,900
                                                                 ---------------
(Cost $31,900)

TOTAL INVESTMENT SECURITIES - 100.7%                                   2,361,668
                                                                 ---------------
(Cost $2,076,960)

OTHER ASSETS AND LIABILITIES - (0.7)%                                   (15,757)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,345,911
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     Unrealized
Contracts to Sell          Settlement Date           Value           Gain (Loss)
--------------------------------------------------------------------------------
 7,361,925 CHF for USD         8/31/06              $ 6,005             $(26)
 6,232,560 Euro for USD        8/31/06                7,978              (24)
10,095,269 Euro for USD        8/31/06               12,922              (40)
                                               ---------------------------------
                                                    $26,905             $(90)
                                               =================================
(Value on Settlement Date $26,815)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  2,081,597
                                                                 ===============
Gross tax appreciation of investments                              $    315,754
Gross tax depreciation of investments                                   (35,683)
                                                                 ---------------
Net tax appreciation of investments                                $    280,071
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST(reg.sm) FUND
JULY 31, 2006

[american century investments logo and text logo]

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 8.1%
           680,418  BE Aerospace, Inc.(1)                          $      16,840
           220,500  Boeing Co.                                            17,071
           741,500  Precision Castparts Corp.                             44,231
                                                                 ---------------
                                                                          78,142
                                                                 ---------------
AIRLINES - 1.5%
           327,100  US Airways Group Inc.(1)                              14,945
                                                                 ---------------
BEVERAGES - 0.9%
            96,000  Fomento Economico Mexicano
                    SA de CV ADR                                           8,429
                                                                 ---------------
BIOTECHNOLOGY - 4.3%
           510,999  CSL Ltd. ORD                                          20,652
           346,500  Gilead Sciences, Inc.(1)                              21,303
                                                                 ---------------
                                                                          41,955
                                                                 ---------------
BUILDING PRODUCTS(2)
             3,808  NCI Building Systems Inc.(1)                             178
                                                                 ---------------
CAPITAL MARKETS - 1.4%
            33,100  Goldman Sachs Group, Inc. (The)                        5,056
           229,174  Lazard Ltd. Cl A                                       8,949
                                                                 ---------------
                                                                          14,005
                                                                 ---------------
CHEMICALS - 2.8%
           519,788  Monsanto Co.                                          22,345
           196,342  Zoltek Companies, Inc.(1)                              4,532
                                                                 ---------------
                                                                          26,877
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
            83,100  American Reprographics Co.(1)                          2,658
           120,000  Manpower Inc.                                          7,137
                                                                 ---------------
                                                                           9,795
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.5%
           393,000  Chiyoda Corporation ORD                                7,543
           189,728  Foster Wheeler Ltd.(1)                                 7,236
                                                                 ---------------
                                                                          14,779
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.6%
           536,498  Daktronics Inc.                                       15,097
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 15.8%
           300,700  Acergy SA(1)                                           5,130
           116,260  Acergy SA ADR(1)                                       1,996
           380,000  Aker Kvaerner ASA ORD                                 38,283
           146,700  Cameron International Corp.(1)                         7,395
           434,464  Diamond Offshore Drilling, Inc.                       34,292
           141,592  Dril-Quip Inc.(1)                                     11,963
            83,200  Horizon Offshore, Inc.(1)                              1,878
           427,996  National Oilwell Varco, Inc.(1)                       28,693
           111,700  Oceaneering International, Inc.(1)                     4,884
           277,094  TETRA Technologies, Inc.(1)                            7,928
           242,121  Weatherford International Ltd.(1)                     11,341
                                                                 ---------------
                                                                         153,783
                                                                 ---------------
FOOD PRODUCTS - 1.9%
           368,279  Archer-Daniels-Midland Co.                            16,204
            86,738  Hain Celestial Group, Inc. (The)(1)                    1,874
                                                                 ---------------
                                                                          18,078
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
            65,900  Conceptus Inc.(1)                                        996
           535,352  Hologic, Inc.(1)                                      24,043
            47,600  Intuitive Surgical Inc.(1)                             4,532
            28,306  Mentor Corp.                                           1,258
            72,400  West Pharmaceutical Services Inc.                      2,809
                                                                 ---------------
                                                                          33,638
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
           174,500  Caremark Rx Inc.                                       9,214
           312,400  Quest Diagnostics Inc.                                18,781
                                                                 ---------------
                                                                          27,995
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.4%
           309,179  Emdeon Corp.(1)                                        3,719
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.5%
           295,171  Burger King Holdings, Inc.(1)                          4,501
           105,200  Ctrip.com International, Ltd. ADR                      5,325
           393,400  Las Vegas Sands Corp.(1)                              24,402
           185,915  Orient-Express Hotels Ltd. Cl A                        6,777
            43,924  Station Casinos Inc.                                   2,410
                                                                 ---------------
                                                                          43,415
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.7%
           108,094  Energizer Holdings Inc.(1)                             6,878
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.1%
           438,479  McDermott International, Inc.(1)                      19,968
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
INSURANCE - 0.8%
            18,200  Ace, Ltd.                                                938
            57,315  Berkley (W.R.) Corp.                                   2,063
            18,700  Chubb Corp.                                              943
            21,300  Everest Re Group, Ltd.(1)                              2,015
            32,200  HCC Insurance Holdings, Inc.                             982
            19,400  RenaissanceRe Holdings Ltd.                            1,005
                                                                 ---------------
                                                                           7,946
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
            34,081  Gmarket Inc. ADR(1)                                      495
            82,425  NutriSystem, Inc.(1)                                   4,362
           212,708  Priceline.com Inc.(1)                                  5,718
                                                                 ---------------
                                                                          10,575
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
           323,100  Digital River Inc.(1)                                 14,488
                                                                 ---------------
IT SERVICES - 6.7%
           901,447  Alliance Data Systems Corp.(1)                        46,263
           606,600  MoneyGram International Inc.                          18,592
                                                                 ---------------
                                                                          64,855
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
           127,700  Aruze Corp. ORD                                        2,384
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.4%
           268,580  Covance Inc.(1)                                       17,125
            42,342  Icon plc ADR(1)                                        2,788
           595,698  Pharmaceutical Product
                    Development, Inc.                                     22,922
                                                                 ---------------
                                                                          42,835
                                                                 ---------------
MACHINERY - 0.9%
           138,130  Gardner Denver Inc.(1)                                 4,787
           103,956  Manitowoc Co.                                          4,081
                                                                 ---------------
                                                                           8,868
                                                                 ---------------
MARINE - 1.3%
           228,320  American Commercial
                    Lines Inc.(1)                                         12,546
                                                                 ---------------
MEDIA - 2.0%
           313,205  Focus Media Holding Ltd. ADR(1)                       19,610
                                                                 ---------------
METALS & MINING - 1.4%
           292,611  Oregon Steel Mills, Inc.(1)                           13,530
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.4%
            71,200  Sempra Energy                                          3,436
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           103,300  Kohl's Corp.(1)                                        5,850
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.2%
           210,545  Parallel Petroleum Corp.(1)                            5,255
           470,542  Southwestern Energy Company(1)                        16,187
                                                                 ---------------
                                                                          21,442
                                                                 ---------------
PHARMACEUTICALS - 2.0%
           176,606  Aspreva Pharmaceuticals Corp.(1)                       4,254
            64,200  Schwarz Pharma AG ORD                                  5,900
           202,200  Shire plc ORD                                          3,261
           121,100  Shire plc ADR                                          5,875
                                                                 ---------------
                                                                          19,290
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.2%
           194,927  CB Richard Ellis Group, Inc.
                    Cl A(1)                                                4,587
            91,295  Jones Lang LaSalle Inc.                                7,458
                                                                 ---------------
                                                                          12,045
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.8%
           139,021  Cymer, Inc.(1)                                         5,439
           394,500  MEMC Electronic Materials Inc.(1)                     12,000
                                                                 ---------------
                                                                          17,439
                                                                 ---------------
SOFTWARE - 0.3%
            77,500  Autodesk, Inc.(1)                                      2,644
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
           147,100  Christopher & Banks Corporation                        4,146
            73,284  J. Crew Group Inc.(1)                                  1,954
            55,100  Tween Brands, Inc.(1)                                  2,051
                                                                 ---------------
                                                                           8,151
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            27,400  Puma AG Rudolf Dassler
                    Sport ORD                                              9,936
            78,482  Under Armour, Inc. Cl A(1)                             3,151
                                                                 ---------------
                                                                          13,087
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
           946,000  China Merchants Holdings
                    International Co. Ltd. ORD                             2,867
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 12.9%
         1,135,735  America Movil SA de CV
                    Series L ADR                                          40,637
           328,300  American Tower Corp. Cl A(1)                          11,097
           176,900  Millicom International
                    Cellular SA(1)                                         6,190
         1,269,448  NII Holdings, Inc. Cl B(1)                            67,000
                                                                 ---------------
                                                                         124,924
                                                                 ---------------
TOTAL COMMON STOCKS                                                      960,488
(Cost $825,759)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625%-8.00%,
11/15/21-2/15/25, valued at $15,825),
in a joint trading account at 5.21%,
dated 7/31/06, due 8/1/06
(Delivery value $15,502)                                                  15,500
                                                                 ---------------
(Cost $15,500)

TOTAL INVESTMENT SECURITIES - 100.6%                                     975,988
                                                                 ---------------
(Cost $841,259)

OTHER ASSETS AND LIABILITIES - (0.6)%                                    (6,144)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     969,844
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
        Contracts              Settlement                             Unrealized
        to Sell                   Date             Value              Gain(Loss)
--------------------------------------------------------------------------------
 12,849,069 AUD for USD          8/31/06          $ 9,839               $  (40)
  2,380,686 Euro for USD         8/31/06            3,047                   (9)
  3,856,146 Euro for USD         8/31/06            4,936                  (15)
    859,350 GBP for USD          8/31/06            1,606                   (4)
556,926,250 JPY for USD          8/31/06            4,881                  (41)
131,916,375 NOK for USD          8/31/06           21,484                 (169)
                                                 -------------------------------
                                                  $45,793               $ (278)
                                                 ===============================
(Value on Settlement Date $45,515)

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 842,418
                                                                 ===============
Gross tax appreciation of investments                                 $ 155,112
Gross tax depreciation of investments                                   (21,542)
                                                                 ---------------
Net tax appreciation of investments                                   $ 133,570
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JULY 31, 2006

[american century investments logo and text logo]

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
AEROSPACE & DEFENSE - 3.7%
           484,266  Boeing Co.                                    $   37,491,874
           568,637  General Dynamics Corp.                            38,110,053
           613,824  Rockwell Collins                                  32,759,787
                                                                 ---------------
                                                                     108,361,714
                                                                 ---------------
BEVERAGES - 2.5%
         4,125,000  Diageo plc ORD                                    72,499,051
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
           427,509  Genzyme Corp.(1)                                  29,190,315
                                                                 ---------------
CAPITAL MARKETS - 5.2%
           500,287  Goldman Sachs Group, Inc. (The)                   76,418,839
         1,301,245  Northern Trust Corp.                              74,301,090
                                                                 ---------------
                                                                     150,719,929
                                                                 ---------------
CHEMICALS - 2.0%
         1,466,451  du Pont (E.I.) de Nemours & Co.                   58,159,447
                                                                 ---------------
COMMERCIAL BANKS - 4.1%
           695,515  PNC Financial Services Group                      49,270,283
         2,187,644  U.S. Bancorp                                      70,004,608
                                                                 ---------------
                                                                     119,274,891
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.5%
         1,884,847  Cisco Systems Inc.(1)                             33,644,519
         1,923,141  Nokia Oyj ADR(2)                                  38,174,349
                                                                 ---------------
                                                                      71,818,868
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.7%
           639,524  Hewlett-Packard Co.                               20,407,211
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.4%
         1,503,622  Bank of America Corp.                             77,481,642
         1,707,139  J.P. Morgan Chase & Co.                           77,879,680
                                                                 ---------------
                                                                     155,361,322
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.2%
         1,846,325  Verizon Communications Inc.                       62,442,712
                                                                 ---------------
ELECTRIC UTILITIES - 2.3%
           768,404  Pinnacle West Capital Corp.(2)                    33,049,056

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           994,801  PPL Corporation                                   33,843,130
                                                                 ---------------
                                                                      66,892,186
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.8%
           283,594  Amphenol Corp. Cl A                               15,903,952
         1,175,207  Molex Inc.                                        37,277,566
                                                                 ---------------
                                                                      53,181,518
                                                                 ---------------
FOOD PRODUCTS - 2.3%
         1,510,152  Archer-Daniels-Midland Co.                        66,446,688
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
           581,653  Advanced Medical
                    Optics Inc.(1)(2)                                 28,646,410
         1,606,966  Baxter International, Inc.                        67,492,571
         1,286,266  Hospira Inc.(1)                                   56,196,962
                                                                 ---------------
                                                                     152,335,943
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 7.9%
           660,760  Laboratory Corporation
                    of America Holdings(1)                            42,566,159
           694,710  Manor Care, Inc.(2)                               34,770,236
           977,381  Medco Health Solutions Inc.(1)                    57,988,014
           657,575  Quest Diagnostics Inc.                            39,533,409
           751,686  WellPoint Inc.(1)                                 56,000,606
                                                                 ---------------
                                                                     230,858,424
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.4%
         1,822,452  International Game Technology                     70,455,994
           908,050  Las Vegas Sands Corp.(1)                          56,326,342
                                                                 ---------------
                                                                     126,782,336
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
           291,627  Garmin Ltd.(1)(2)                                 27,701,649
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.2%
         1,040,811  Colgate-Palmolive Co.                             61,740,909
           471,486  Energizer Holdings Inc.(1)(2)                     30,000,654
                                                                 ---------------
                                                                      91,741,563
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.0%
         1,465,825  AES Corporation (The)(1)                          29,111,285
                                                                 ---------------
INSURANCE - 6.4%
           488,314  Ambac Financial Group, Inc.                       40,583,777
         2,005,918  Loews Corp.                                       74,339,320

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         1,560,490  St. Paul Travelers
                    Companies, Inc. (The)                             71,470,442
                                                                 ---------------
                                                                     186,393,539
                                                                 ---------------
IT SERVICES - 1.9%
           410,779  First Data Corp.                                  16,780,322
           929,982  Infosys Technologies Ltd. ADR                     38,212,961
                                                                 ---------------
                                                                      54,993,283
                                                                 ---------------
MACHINERY - 1.6%
           663,529  Caterpillar Inc.                                  47,024,300
                                                                 ---------------
MEDIA - 3.8%
         1,482,579  Comcast Corporation Cl A(1)                       50,971,066
           655,181  Omnicom Group Inc.                                57,990,070
                                                                 ---------------
                                                                     108,961,136
                                                                 ---------------
METALS & MINING - 5.1%
         1,855,904  Alcoa Inc.                                        55,584,325
           705,056  Phelps Dodge Corp.                                61,579,591
           610,000  Rio Tinto plc ORD                                 31,502,405
                                                                 ---------------
                                                                     148,666,321
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.3%
         1,149,927  EnCana Corp.                                      62,165,053
         1,195,876  Frontier Oil Corp.                                42,154,629
           469,596  Occidental Petroleum Corp.                        50,598,969
         1,878,676  Statoil ASA ADR(2)                                56,153,625
                                                                 ---------------
                                                                     211,072,276
                                                                 ---------------
PERSONAL PRODUCTS - 2.2%
         2,244,136  Avon Products, Inc.                               65,057,503
                                                                 ---------------
PHARMACEUTICALS - 4.5%
         1,143,146  Johnson & Johnson                                 71,503,783
         1,401,816  Schering-Plough Corp.                             28,653,119
           600,820  Wyeth                                             29,121,745
                                                                 ---------------
                                                                     129,278,647
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.0%
         1,933,699  MEMC Electronic Materials Inc.(1)                 58,823,124
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
         2,140,997  Limited Brands, Inc.                              53,867,485
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.9%
         3,042,932  China Merchants Holdings
                    International Co. Ltd. ORD                         9,222,667

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
        21,950,000  Hopewell Highway
                    Infrastructure Ltd. ORD                           16,073,861
                                                                 ---------------
                                                                      25,296,528
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.3%
         2,009,416  American Tower Corp. Cl A(1)                      67,918,261
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,850,639,455
(Cost $2,846,531,394)                                            ---------------

TEMPORARY CASH INVESTMENTS - 3.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 5.50% - 8.125%, 2/15/21 - 8/15/28,
valued at $89,713,026), in a joint trading
account at 5.20%, dated 7/31/06, due 8/1/06
(Delivery value $88,012,711)                                          88,000,000
                                                                 ---------------
(Cost $88,000,000)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 2.7%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 7/31/06, due 8/1/06
(Delivery value $78,680,361)                                          78,668,752
                                                                 ---------------
(Cost $78,668,752)

TOTAL INVESTMENT SECURITIES - 104.1%                               3,017,308,207
                                                                 ---------------
(Cost $3,013,200,146)

OTHER ASSETS AND LIABILITIES - (4.1)%                              (118,005,187)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,899,303,020
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     Contracts                Settlement                              Unrealized
      to Sell                    Date              Value              Gain(Loss)
--------------------------------------------------------------------------------
27,301,500 GBP for USD          8/31/06         $51,028,267           $(119,979)
                                               =================================
(Value on Settlement Date $50,908,288)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2006. The aggregate value of securities on loan at July 31, 2006, was $77,440,500.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $3,025,835,401
                                                                 ===============
Gross tax appreciation of investments                            $  106,753,623
Gross tax depreciation of investments                              (115,280,817)
                                                                 ---------------
Net tax depreciation of investments                              $   (8,527,194)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JULY 31, 2006

[american century investments logo and text logo]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
AEROSPACE & DEFENSE - 4.0%
               586  Boeing Co.                                     $      45,389
             1,439  United Technologies Corp.                             89,492
                                                                 ---------------
                                                                         134,881
                                                                 ---------------
AIRLINES - 0.9%
             1,157  Continental Airlines Inc. Cl B(1)                     30,475
                                                                 ---------------
BEVERAGES - 4.5%
               764  Anheuser-Busch Companies, Inc.                        36,787
             1,790  PepsiCo, Inc.                                        113,450
                                                                 ---------------
                                                                         150,237
                                                                 ---------------
BIOTECHNOLOGY - 4.7%
             1,083  Amgen Inc.(1)                                         75,529
               398  Genentech, Inc.(1)                                    32,166
               792  Gilead Sciences, Inc.(1)                              48,692
                                                                 ---------------
                                                                         156,387
                                                                 ---------------
CAPITAL MARKETS - 2.2%
               245  Bear Stearns
                    Companies Inc. (The)                                  34,758
               259  Goldman Sachs Group, Inc. (The)                       39,562
                                                                 ---------------
                                                                          74,320
                                                                 ---------------
CHEMICALS - 2.0%
             1,466  Monsanto Co.                                          63,023
                46  Potash Corp. of Saskatchewan                           4,347
                                                                 ---------------
                                                                          67,370
                                                                 ---------------
COMMERCIAL BANKS - 2.0%
               939  Wells Fargo & Co.                                     67,927
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.8%
             3,530  CIENA Corporation(1)                                  12,814
             5,455  Cisco Systems Inc.(1)                                 97,372
             2,923  Motorola, Inc.                                        66,527
               475  QUALCOMM Inc.                                         16,749
                                                                 ---------------
                                                                         193,462
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.3%
               578  Apple Computer, Inc.(1)                               39,281
             1,229  Hewlett-Packard Co.                                   39,217
               170  Komag, Inc.(1)                                         6,513

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,107  Seagate Technology                                    25,682
                                                                 ---------------
                                                                         110,693
                                                                 ---------------
DIVERSIFIED - 1.2%
               805  iShares Russell 1000 Growth
                    Index Fund                                            39,727
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.4%
             2,151  Bank of America Corp.                                110,841
             1,507  J.P. Morgan Chase & Co.                               68,749
                                                                 ---------------
                                                                         179,590
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.8%
               615  Cooper Industries, Ltd. Cl A                          52,988
             1,016  Emerson Electric Co.                                  80,183
               646  Roper Industries Inc.                                 29,199
                                                                 ---------------
                                                                         162,370
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
               266  Itron Inc.(1)                                         12,379
               518  Vishay Intertechnology, Inc.(1)                        7,268
                                                                 ---------------
                                                                          19,647
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.5%
               383  Cameron International Corp.(1)                        19,307
               990  Schlumberger Ltd.                                     66,182
                                                                 ---------------
                                                                          85,489
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
             1,219  CVS Corp.                                             39,886
               527  Walgreen Co.                                          24,653
                                                                 ---------------
                                                                          64,539
                                                                 ---------------
FOOD PRODUCTS - 2.3%
               707  Archer-Daniels-Midland Co.                            31,108
               872  General Mills, Inc.                                   45,257
                                                                 ---------------
                                                                          76,365
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
               228  Alcon Inc.                                            25,176
             1,486  Baxter International, Inc.                            62,413
             1,009  Becton Dickinson & Co.                                66,514
               229  Cytyc Corp.(1)                                         5,633
               206  DJO Inc.(1)                                            8,131

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               610  Edwards Lifesciences
                    Corporation(1)                                        26,986
                                                                 ---------------
                                                                         194,853
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
               437  Caremark Rx Inc.                                      23,074
               528  Laboratory Corporation
                    of America Holdings(1)                                34,013
                                                                 ---------------
                                                                          57,087
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
             1,385  Newell Rubbermaid Inc.                                36,509
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.7%
             3,287  General Electric Co.                                 107,452
               919  Textron Inc.                                          82,627
                                                                 ---------------
                                                                         190,079
                                                                 ---------------
INSURANCE - 1.9%
               336  Endurance Specialty Holdings Ltd.                     10,201
               161  PartnerRe Ltd.                                        10,003
               972  St. Paul Travelers
                    Companies, Inc. (The)                                 44,517
                                                                 ---------------
                                                                          64,721
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
               162  Google Inc. Cl A(1)                                   62,629
                                                                 ---------------
IT SERVICES - 5.0%
               897  Accenture Ltd. Cl A                                   26,246
               995  Ceridian Corp.(1)                                     23,890
               638  Global Payments Inc.                                  27,141
               988  International Business
                    Machines Corp.                                        76,481
               531  VeriFone Holdings Inc.(1)                             15,001
                                                                 ---------------
                                                                         168,759
                                                                 ---------------
MACHINERY - 0.3%
               155  Deere & Co.                                           11,248
                                                                 ---------------
MEDIA - 1.0%
               680  Lamar Advertising Co. Cl A(1)                         33,347
                                                                 ---------------
METALS & MINING - 2.0%
               637  Allegheny Technologies Inc.                           40,698
               271  Carpenter Technology                                  26,666
                                                                 ---------------
                                                                          67,364
                                                                 ---------------
MULTILINE RETAIL - 2.2%
               579  J.C. Penney Co. Inc.                                  36,454

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               777  Target Corp.                                          35,680
                                                                 ---------------
                                                                          72,134
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.7%
               513  Exxon Mobil Corp.                                     34,751
               521  Occidental Petroleum Corp.                            56,137
                                                                 ---------------
                                                                          90,888
                                                                 ---------------
PHARMACEUTICALS - 6.5%
               123  Allergan, Inc.                                        13,266
               854  Novartis AG ORD                                       48,522
               365  Novo Nordisk AS Cl B ORD                              22,493
               296  Roche Holding AG ORD                                  52,692
             3,805  Schering-Plough Corp.                                 77,775
                                                                 ---------------
                                                                         214,748
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.3%
             2,394  Freescale Semiconductor Inc.
                    Cl B(1)                                               68,277
             1,901  Intel Corp.                                           34,218
               515  Marvell Technology Group Ltd.(1)                       9,553
                                                                 ---------------
                                                                         112,048
                                                                 ---------------
SOFTWARE - 4.1%
             2,795  BEA Systems Inc.(1)                                   32,813
             1,231  Cadence Design Systems Inc.(1)                        19,930
               426  Citrix Systems, Inc.(1)                               13,534
               918  Microsoft Corporation                                 22,060
             3,314  Oracle Corp.(1)                                       49,610
                                                                 ---------------
                                                                         137,947
                                                                 ---------------
SPECIALTY RETAIL - 2.7%
               395  AnnTaylor Stores Corporation(1)                       16,219
               336  Dress Barn Inc.(1)                                     7,251
               143  Group 1 Automotive, Inc.                               8,769
               189  Guess?, Inc.(1)                                        8,051
               233  Gymboree Corp.(1)                                      7,810
               640  Payless ShoeSource, Inc.(1)                           16,563
             1,033  Ross Stores, Inc.                                     25,711
                                                                 ---------------
                                                                          90,374
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
               776  Polo Ralph Lauren Corp.                               44,263
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
               522  American Tower Corp. Cl A(1)                          17,644
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                    3,280,121
(Cost $3,121,427)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.0%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%,
11/15/27 - 8/15/29, valued at $101,925),
in a joint trading account at 5.18%,
dated 7/31/06, due 8/1/06
(Delivery value $100,014)                                                100,000
                                                                 ---------------
(Cost $100,000)

TOTAL INVESTMENT SECURITIES - 100.8%                                   3,380,121
                                                                 ---------------
(Cost $3,221,427)

OTHER ASSETS AND LIABILITIES - (0.8)%                                   (25,438)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   3,354,683
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     Contracts              Settlement                                Unrealized
      to Sell                  Date               Value               Gain(Loss)
--------------------------------------------------------------------------------
74,381 CHF for USD            8/31/06            $60,673                $(259)
79,825 DKK for USD            8/31/06             13,693                  (39)
                                            ------------------------------------
                                                 $74,366                $(298)
                                            ====================================
(Value on Settlement Date $74,068)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  3,228,320
                                                                 ===============
Gross tax appreciation of investments                              $    241,500
Gross tax depreciation of investments                                   (89,699)
                                                                 ---------------
Net tax appreciation of investments                                $    151,801
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JULY 31, 2006

[american century investments logo and text logo]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
AEROSPACE & DEFENSE - 6.3%
             4,673  Boeing Co.                                     $     361,784
             3,831  Honeywell International Inc.                         148,260
             5,806  Lockheed Martin Corp.                                462,621
             9,024  Raytheon Company                                     406,712
             5,474  United Technologies Corp.                            340,428
                                                                 ---------------
                                                                       1,719,805
                                                                 ---------------
AIRLINES - 0.5%
             5,602  AMR Corp.(1)                                         123,244
                                                                 ---------------
AUTO COMPONENTS - 0.5%
             1,811  Magna International Inc. Cl A                        133,090
                                                                 ---------------
BEVERAGES - 3.8%
             5,087  Coca-Cola Company (The)                              226,372
             2,912  Fomento Economico Mexicano
                    SA de CV ADR                                         255,674
             8,593  Pepsi Bottling Group Inc.                            285,716
             3,999  PepsiCo, Inc.                                        253,457
                                                                 ---------------
                                                                       1,021,219
                                                                 ---------------
CAPITAL MARKETS - 3.5%
             1,581  Bear Stearns
                    Companies Inc. (The)                                 224,296
             1,375  Goldman Sachs Group, Inc. (The)                      210,031
             1,921  Lehman Brothers Holdings Inc.                        124,769
             5,370  Merrill Lynch & Co., Inc.                            391,044
                                                                 ---------------
                                                                         950,140
                                                                 ---------------
CHEMICALS - 3.3%
             3,248  Air Products & Chemicals, Inc.                       207,645
             2,711  Bayer AG ADR                                         133,463
             9,616  Hercules Inc.(1)                                     133,662
             4,962  Monsanto Co.                                         213,316
             3,452  PPG Industries, Inc.                                 212,436
                                                                 ---------------
                                                                         900,522
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
            11,467  Waste Management, Inc.                               394,235
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
            19,374  Cisco Systems Inc.(1)                                345,826
             2,053  QUALCOMM Inc.                                         72,389
                                                                 ---------------
                                                                         418,215
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.7%
             4,117  Apple Computer, Inc.(1)                              279,791
             9,409  Hewlett-Packard Co.                                  300,242

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             2,701  Lexmark International, Inc.
                    Cl A(1)                                              145,989
                                                                 ---------------
                                                                         726,022
                                                                 ---------------
CONTAINERS & PACKAGING - 0.8%
             8,835  Crown Holdings Inc.(1)                               147,191
             5,896  Smurfit-Stone Container Corp.(1)                      59,668
                                                                 ---------------
                                                                         206,859
                                                                 ---------------
DIVERSIFIED - 0.6%
             1,344  Standard and Poor's 500
                    Depositary Receipt                                   171,669
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.4%
            13,302  Bank of America Corp.                                685,452
             5,909  CIT Group Inc.                                       271,282
            17,329  Citigroup Inc.                                       837,165
            11,126  J.P. Morgan Chase & Co.                              507,568
                                                                 ---------------
                                                                       2,301,467
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
            17,411  Qwest Communications
                    International Inc.(1)                                139,114
                                                                 ---------------
ELECTRIC UTILITIES - 1.1%
            12,127  Pepco Holdings, Inc.                                 297,112
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
             2,952  Schlumberger Ltd.                                    197,341
             3,750  Transocean Inc.(1)                                   289,613
                                                                 ---------------
                                                                         486,954
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
             7,083  Kroger Co. (The)                                     162,413
             9,274  Supervalu Inc.                                       251,418
                                                                 ---------------
                                                                         413,831
                                                                 ---------------
FOOD PRODUCTS - 1.1%
             5,522  General Mills, Inc.                                  286,592
                                                                 ---------------
GAS UTILITIES - 0.4%
             2,780  ONEOK, Inc.                                          103,444
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.9%
             6,416  AmerisourceBergen Corp.                              275,888
             5,713  Cardinal Health, Inc.                                382,770
             6,816  Caremark Rx Inc.                                     359,885
             2,668  Humana Inc.(1)                                       149,221
             4,175  Laboratory Corporation of
                    America Holdings(1)                                  268,954

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             3,263  McKesson Corp.                                       164,423
                                                                 ---------------
                                                                       1,601,141
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.8%
             7,890  IMS Health Inc.                                      216,502
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
             4,162  Carnival Corporation                                 162,152
             6,721  Yum! Brands, Inc.                                    302,445
                                                                 ---------------
                                                                         464,597
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
             5,478  General Electric Co.                                 179,076
                                                                 ---------------
INSURANCE - 4.7%
             6,270  Ace, Ltd.                                            323,093
             3,979  Ambac Financial Group, Inc.                          330,695
             5,389  Chubb Corp.                                          271,713
             2,679  Hartford Financial Services
                    Group Inc. (The)                                     227,286
             2,392  Lincoln National Corp.                               135,579
                                                                 ---------------
                                                                       1,288,366
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.1%
             2,790  Traffic.com Inc.(1)                                   16,126
                                                                 ---------------
IT SERVICES - 5.2%
            21,619  Accenture Ltd. Cl A                                  632,571
             4,100  Ceridian Corp.(1)                                     98,441
             3,569  Computer Sciences Corp.(1)                           186,980
             6,894  First Data Corp.                                     281,620
             2,246  International Business
                    Machines Corp.                                       173,863
             1,187  WNS Holdings Ltd. ADR(1)                              29,794
                                                                 ---------------
                                                                       1,403,269
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.1%
             4,193  Fisher Scientific International(1)                   310,743
                                                                 ---------------
MACHINERY - 1.7%
             3,599  Caterpillar Inc.                                     255,061
             1,682  Cummins Inc.                                         196,794
                                                                 ---------------
                                                                         451,855
                                                                 ---------------
MEDIA - 1.9%
             7,756  Disney (Walt) Co.                                    230,276
             3,207  Omnicom Group Inc.                                   283,851
                                                                 ---------------
                                                                         514,127
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
METALS & MINING - 1.2%
             2,912  Nucor Corp.                                          154,831
             1,855  Phelps Dodge Corp.                                   162,016
                                                                 ---------------
                                                                         316,847
                                                                 ---------------
MULTI-UTILITIES - 1.4%
             3,567  Sempra Energy                                        172,143
            10,487  XCEL Energy Inc.                                     210,160
                                                                 ---------------
                                                                         382,303
                                                                 ---------------
MULTILINE RETAIL - 0.9%
             4,089  J.C. Penney Co. Inc.                                 257,443
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.8%
             2,768  Aventine Renewable Energy
                    Holdings, Inc.(1)                                     81,933
             2,446  Devon Energy Corporation                             158,109
             5,050  EnCana Corp.                                         273,003
            10,865  Exxon Mobil Corp.                                    735,995
            17,000  GeoMet, Inc.(1)                                      187,000
             2,849  Marathon Oil Corp.                                   258,233
             3,885  Occidental Petroleum Corp.                           418,609
                                                                 ---------------
                                                                       2,112,882
                                                                 ---------------
PHARMACEUTICALS - 5.9%
             8,892  Abbott Laboratories                                  424,771
             2,486  AstraZeneca plc ADR                                  151,721
             7,780  Biovail Corp.                                        172,638
            14,721  Merck & Co., Inc.                                    592,814
             4,555  Novartis AG ADR                                      256,082
                                                                 ---------------
                                                                       1,598,026
                                                                 ---------------
ROAD & RAIL - 1.2%
             1,735  Burlington Northern
                    Santa Fe Corp.                                       119,559
             1,997  CSX Corporation                                      121,178
             2,022  Norfolk Southern Corp.                                87,795
                                                                 ---------------
                                                                         328,532
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.9%
             4,345  Analog Devices, Inc.                                 140,474
             2,817  Applied Materials, Inc.                               44,340
             2,050  Intel Corp.                                           36,900
            20,394  Kulicke and Soffa
                    Industries, Inc.(1)                                  150,712
             4,991  Microchip Technology Inc.                            161,010
            14,612  Micron Technology, Inc.(1)                           227,800
            13,443  Renewable Energy Corp.
                    AS ORD(1)                                            180,753
             4,099  Texas Instruments Inc.                               122,068
                                                                 ---------------
                                                                       1,064,057
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SOFTWARE - 0.4%
             7,700  Oracle Corp.(1)                                      115,269
                                                                 ---------------
SPECIALTY RETAIL - 4.2%
             7,853  Aeropostale Inc.(1)                                  217,607
             8,206  AutoNation, Inc.(1)                                  161,658
            13,731  Gap, Inc. (The)                                      238,232
             6,441  Limited Brands, Inc.                                 162,056
             5,894  Office Depot, Inc.(1)                                212,479
             2,857  Sherwin-Williams Co.                                 144,564
                                                                 ---------------
                                                                       1,136,596
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
             4,116  NIKE, Inc. Cl B                                      325,164
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.6%
             7,654  Countrywide Financial Corporation                    274,243
             4,966  PMI Group, Inc. (The)                                210,856
             3,396  Radian Group Inc.                                    208,956
                                                                 ---------------
                                                                         694,055
                                                                 ---------------
TOBACCO - 1.6%
             3,532  Reynolds American Inc.                               447,787
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
               483  UAP Holding Corp.                                      9,515
                                                                 ---------------
TOTAL COMMON STOCKS                                                   26,027,812
(Cost $25,763,125)                                               ---------------

TEMPORARY CASH INVESTMENTS - 5.5%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 5.50% - 8.125%, 2/15/21 - 8/15/28,
valued at $203,893), in a joint trading account
at 5.20%, dated 7/31/06, due 8/1/06
(Delivery value $200,029)                                                200,000

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.625% - 8.00%, 11/15/21 -
2/15/25, valued at $1,327,258), in a joint trading
account at 5.21%, dated 7/31/06, due 8/1/06
(Delivery value $1,300,188)                                            1,300,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       1,500,000
(Cost $1,500,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 101.4%                                  27,527,812
                                                                 ---------------
(Cost $27,263,125)

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (1.4)%                                  (377,537)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  27,150,275
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                    Unrealized
Contracts to Sell             Settlement Date         Value         Gain (Loss)
--------------------------------------------------------------------------------
551,163  NOK for USD              8/31/06            $89,762          $(705)
                                                  ==============================
(Value on Settlement Date $89,057)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1 FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 27,351,881
                                                                 ===============
Gross tax appreciation of investments                              $    991,557
Gross tax depreciation of investments                                  (815,626)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    175,931
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JULY 31, 2006

[american century investments logo and text logo]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
AEROSPACE & DEFENSE - 2.6%
            52,094  Ladish Co., Inc.(1)                            $   1,771,197
            54,146  LMI Aerospace, Inc.(1)                             1,236,695
                                                                 ---------------
                                                                       3,007,892
                                                                 ---------------
AIRLINES - 2.3%
            77,588  JetBlue Airways Corp.(1)                             829,416
           107,747  Republic Airways Holdings Inc.(1)                  1,790,755
                                                                 ---------------
                                                                       2,620,171
                                                                 ---------------
AUTO COMPONENTS - 1.2%
           190,105  Visteon Corp.(1)                                   1,357,350
                                                                 ---------------
BEVERAGES - 2.2%
            54,040  Hansen Natural Corp.(1)                            2,485,300
                                                                 ---------------
CAPITAL MARKETS - 1.0%
            68,096  Ares Capital Corp.                                 1,110,646
                                                                 ---------------
CHEMICALS - 2.1%
            37,939  OM Group, Inc.(1)                                  1,332,418
            43,490  Zoltek Companies, Inc.(1)                          1,003,749
                                                                 ---------------
                                                                       2,336,167
                                                                 ---------------
COMMERCIAL BANKS - 6.8%
            23,799  Ameris Bancorp                                       606,875
            55,731  BancorpSouth Inc.                                  1,524,242
            38,226  Cascade Bancorp                                    1,318,415
            20,290  Enterprise Financial
                    Services Corp.                                       568,120
            16,881  First Community Bancorp Inc.                         926,429
            36,710  Intervest Bancshares Corp.(1)                      1,628,088
            32,889  Prosperity Bancshares, Inc.                        1,156,706
                                                                 ---------------
                                                                       7,728,875
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.6%
            34,000  American Ecology Corp.                               738,820
            31,221  Homeserve plc ORD                                    951,669
            54,654  Kforce Inc.(1)                                       681,535
            36,254  M&F Worldwide Corp.(1)                               623,931
            33,842  Watson Wyatt Worldwide Inc.                        1,115,433
                                                                 ---------------
                                                                       4,111,388
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.1%
            62,870  Netgear, Inc.(1)                                   1,216,535
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.5%
           105,348  SimpleTech, Inc.(1)                                  589,949
                                                                 ---------------
CONSUMER FINANCE - 2.1%
            56,616  World Acceptance Corp.(1)                          2,349,564
                                                                 ---------------
CONTAINERS & PACKAGING - 1.0%
            51,069  Packaging Corporation of America                   1,171,012
                                                                 ---------------
DISTRIBUTORS - 0.9%
           119,755  InfoSonics Corp.(1)                                1,064,622
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.1%
            45,344  Sotheby's Holdings Cl A(1)                         1,252,855
                                                                 ---------------
ELECTRIC UTILITIES - 2.5%
            42,224  Great Plains Energy Inc.                           1,238,430
            56,574  Hawaiian Electric Industries, Inc.                 1,621,411
                                                                 ---------------
                                                                       2,859,841
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.1%
            13,165  AZZ Inc.(1)                                          394,950
            47,897  EnerSys(1)                                           863,583
                                                                 ---------------
                                                                       1,258,533
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 5.4%
            74,971  Daktronics Inc.                                    2,109,683
            41,567  Littelfuse, Inc.(1)                                1,404,133
            55,508  Radisys Corp.(1)                                   1,170,664
            20,751  Rogers Corp.(1)                                    1,182,807
            52,983  Staktek Holdings, Inc.(1)                            326,375
                                                                 ---------------
                                                                       6,193,662
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 8.1%
            74,357  Acergy SA ADR(1)                                   1,276,710
            68,790  Bolt Technology Corp.(1)                             969,939
           174,525  Matrix Service Co.(1)                              2,101,280
             6,165  Schoeller-Bleckmann Oilfield
                    Equipment AG ORD                                     225,212
            75,767  Socotherm SpA ORD                                  1,224,231
            29,221  Superior Energy Services(1)                        1,000,819
            31,325  TETRA Technologies, Inc.(1)                          896,208
            21,898  Universal Compression
                    Holdings Inc.(1)                                   1,394,903
                                                                 ---------------
                                                                       9,089,302
                                                                 ---------------
FOOD PRODUCTS - 3.0%
            39,571  Corn Products International Inc.                   1,316,132
            18,461  JM Smucker Co. (The)                                 823,914

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           142,681  SunOpta Inc.(1)                                    1,254,166
                                                                 ---------------
                                                                       3,394,212
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
            48,444  Kensey Nash Corp.(1)                               1,369,027
            78,000  Nikkiso Co. Ltd. ORD                                 873,094
            36,221  Palomar Medical
                    Technologies Inc.(1)                               1,379,658
                                                                 ---------------
                                                                       3,621,779
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
            24,615  Manor Care, Inc.                                   1,231,981
           245,816  Metropolitan Health
                    Networks, Inc.(1)                                    663,703
            39,425  Molina Healthcare Inc.(1)                          1,306,545
            23,753  WellCare Health Plans Inc.(1)                      1,165,322
                                                                 ---------------
                                                                       4,367,551
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.7%
           119,159  Omnicell Inc.(1)                                   1,942,292
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            48,825  Gaming Partners
                    International Corp.                                1,157,641
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
            62,057  Acme United Corp.                                    937,681
                                                                 ---------------
INSURANCE - 2.7%
            25,519  Reinsurance Group of America                       1,264,977
            34,914  RenaissanceRe Holdings Ltd.                        1,808,894
                                                                 ---------------
                                                                       3,073,871
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.9%
            59,035  FTD Group, Inc.(1)                                   857,188
            27,217  NutriSystem, Inc.(1)                               1,440,324
            36,122  Priceline.com Inc.(1)                                970,959
                                                                 ---------------
                                                                       3,268,471
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.6%
            29,655  Digital River Inc.(1)                              1,329,730
           144,205  SonicWALL, Inc.(1)                                 1,442,051
            44,199  Travelzoo Inc.(1)                                  1,306,522
                                                                 ---------------
                                                                       4,078,303
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
            38,516  Illumina, Inc.(1)                                  1,472,467
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 2.6%
            47,000  Aichi Corp. ORD                                      503,542
            35,044  Chart Industries Inc.(1)                             539,678
           113,131  Deutz AG ORD(1)                                      953,715
            29,017  Gardner Denver Inc.(1)                             1,005,438
                                                                 ---------------
                                                                       3,002,373
                                                                 ---------------
MARINE - 1.6%
            14,481  American Commercial
                    Lines Inc.(1)                                        795,731
            75,912  Eagle Bulk Shipping Inc.                           1,072,637
                                                                 ---------------
                                                                       1,868,368
                                                                 ---------------
METALS & MINING - 2.3%
            39,985  Agnico-Eagle Mines Ltd.                            1,431,063
            43,119  Titanium Metals Corp.(1)                           1,243,552
                                                                 ---------------
                                                                       2,674,615
                                                                 ---------------
MULTI-UTILITIES - 1.2%
            56,912  Avista Corp.                                       1,421,662
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.8%
            17,613  Giant Industries Inc.(1)                           1,257,744
            32,616  Nordic American Tanker Shipping                    1,267,132
            20,258  VeraSun Energy Corp.(1)                              496,321
            28,901  Whiting Petroleum Corp.(1)                         1,349,677
                                                                 ---------------
                                                                       4,370,874
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 9.4%
           115,371  Annaly Mortgage
                    Management Inc.                                    1,477,903
            86,843  Eagle Hospitality Properties
                    Trust Inc.                                           801,561
            73,517  Education Realty Trust, Inc.                       1,149,071
            26,868  Entertainment Properties Trust                     1,143,771
            99,669  FelCor Lodging Trust Inc.                          2,192,717
           144,104  Highland Hospitality Corp.                         1,923,788
           126,891  IMPAC Mortgage Holdings, Inc.                      1,366,616
            34,298  Windrose Medical
                    Properties Trust                                     509,325
                                                                 ---------------
                                                                      10,564,752
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.3%
            40,030  NVE Corp.(1)                                         863,047
           203,516  Tvia, Inc.(1)                                        663,462
                                                                 ---------------
                                                                       1,526,509
                                                                 ---------------
SOFTWARE - 2.1%
           187,520  Smith Micro Software Inc.(1)                       2,392,755
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
           308,004  Tarrant Apparel Group.(1)                            554,407
            83,678  Xerium Technologies, Inc.                            866,904
                                                                 ---------------
                                                                       1,421,311
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.6%
            60,974  BankUnited Financial Corp. Cl A                    1,804,221
                                                                 ---------------
TOTAL COMMON STOCKS                                                  110,165,372
(Cost $98,015,988)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 5.50% - 8.125%, 2/15/21 - 8/15/28,
valued at $1,835,039), in a joint trading account
at 5.20%, dated 7/31/06, due 8/1/06
(Delivery value $1,800,260)                                            1,800,000
                                                                 ---------------
(Cost $1,800,000)

TOTAL INVESTMENT SECURITIES - 98.3%                                  111,965,372
                                                                 ---------------
(Cost $99,815,988)

OTHER ASSETS AND LIABILITIES - 1.7%                                    1,890,552
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 113,855,924
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $100,037,812
                                                                 ---------------
Gross tax appreciation of investments                              $ 14,298,044
Gross tax depreciation of investments                                (2,370,484)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 11,927,560
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
JULY 31, 2006

[american century investments logo and text logo]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
AEROSPACE & DEFENSE - 1.8%
           121,557  LMI Aerospace, Inc.(1)                        $        2,776
            51,539  Moog Inc. Cl A(1)                                      1,788
                                                                 ---------------
                                                                           4,564
                                                                 ---------------
AIRLINES - 2.6%
           195,302  JetBlue Airways Corp.(1)                               2,088
           268,006  Republic Airways Holdings Inc.(1)                      4,454
                                                                 ---------------
                                                                           6,542
                                                                 ---------------
AUTO COMPONENTS - 1.3%
           465,832  Visteon Corp.(1)                                       3,326
                                                                 ---------------
BEVERAGES - 2.5%
           138,059  Hansen Natural Corp.(1)                                6,349
                                                                 ---------------
CAPITAL MARKETS - 1.1%
           162,822  Ares Capital Corp.                                     2,656
                                                                 ---------------
CHEMICALS - 2.2%
            87,215  OM Group, Inc.(1)                                      3,063
           107,064  Zoltek Companies, Inc.(1)                              2,471
                                                                 ---------------
                                                                           5,534
                                                                 ---------------
COMMERCIAL BANKS - 5.8%
            52,807  Ameris Bancorp                                         1,347
           137,398  BancorpSouth Inc.                                      3,758
            89,283  Cascade Bancorp                                        3,079
            40,623  First Community Bancorp Inc.                           2,229
            35,839  Intervest Bancshares Corp.(1)                          1,589
            72,976  Prosperity Bancshares, Inc.                            2,567
                                                                 ---------------
                                                                          14,569
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.6%
            87,309  American Ecology Corp.                                 1,897
            76,113  Homeserve plc ORD                                      2,320
           140,722  Kforce Inc.(1)                                         1,755
            90,454  Watson Wyatt Worldwide Inc.                            2,981
                                                                 ---------------
                                                                           8,953
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.2%
           150,183  Netgear, Inc.(1)                                       2,906
                                                                 ---------------
CONSUMER FINANCE - 2.3%
           136,859  World Acceptance Corp.(1)                              5,680
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 1.1%
           115,495  Packaging Corporation of America                       2,648
                                                                 ---------------
DISTRIBUTORS - 1.1%
           309,445  InfoSonics Corp.(1)                                    2,751
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.2%
           105,143  Sotheby's Holdings Cl A(1)                             2,905
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
            97,095  Great Plains Energy Inc.                               2,848
           138,119  Hawaiian Electric Industries, Inc.                     3,958
                                                                 ---------------
                                                                           6,806
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           122,889  EnerSys(1)                                             2,216
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 5.6%
           170,046  Daktronics Inc.                                        4,785
            95,206  Littelfuse, Inc.(1)                                    3,216
           123,165  Radisys Corp.(1)                                       2,598
            46,043  Rogers Corp.(1)                                        2,624
           120,427  Staktek Holdings, Inc.(1)                                742
                                                                 ---------------
                                                                          13,965
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 8.6%
           173,656  Acergy SA ADR(1)                                       2,982
           363,397  Matrix Service Co.(1)                                  4,375
           222,330  Omni Energy Services Corp.(1)                          2,612
            15,344  Schoeller-Bleckmann Oilfield
                    Equipment AG ORD                                         561
           179,140  Socotherm SpA ORD                                      2,895
            71,916  Superior Energy Services(1)                            2,463
            78,420  TETRA Technologies, Inc.(1)                            2,244
            52,638  Universal Compression
                    Holdings Inc.(1)                                       3,353
                                                                 ---------------
                                                                          21,485
                                                                 ---------------
FOOD PRODUCTS - 3.0%
            89,370  Corn Products International Inc.                       2,972
            43,177  JM Smucker Co. (The)                                   1,927
           293,964  SunOpta Inc.(1)                                        2,584
                                                                 ---------------
                                                                           7,483
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
            73,649  Kensey Nash Corp.(1)                                   2,081
           187,000  Nikkiso Co. Ltd. ORD                                   2,093

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
            88,276  Palomar Medical
                    Technologies Inc.(1)                                   3,363
                                                                 ---------------
                                                                           7,537
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
            57,729  Manor Care, Inc.                                       2,889
            95,086  Molina Healthcare Inc.(1)                              3,151
            58,615  WellCare Health Plans Inc.(1)                          2,876
                                                                 ---------------
                                                                           8,916
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.9%
           290,994  Omnicell Inc.(1)                                       4,743
                                                                 ---------------
INSURANCE - 2.9%
            59,198  Reinsurance Group of America                           2,934
            83,884  RenaissanceRe Holdings Ltd.                            4,346
                                                                 ---------------
                                                                           7,280
                                                                 ---------------
INTERNET & CATALOG RETAIL - 3.4%
           154,081  FTD Group, Inc.(1)                                     2,237
            74,728  NutriSystem, Inc.(1)                                   3,955
            85,491  Priceline.com Inc.(1)                                  2,298
                                                                 ---------------
                                                                           8,490
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.0%
            73,720  Digital River Inc.(1)                                  3,306
           351,443  SonicWALL, Inc.(1)                                     3,514
           112,826  Travelzoo Inc.(1)                                      3,335
                                                                 ---------------
                                                                          10,155
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.4%
            94,007  Illumina, Inc.(1)                                      3,594
                                                                 ---------------
MACHINERY - 3.0%
           116,000  Aichi Corp. ORD                                        1,243
            77,956  Chart Industries Inc.(1)                               1,201
           284,466  Deutz AG ORD(1)                                        2,398
            79,508  Gardner Denver Inc.(1)                                 2,754
                                                                 ---------------
                                                                           7,596
                                                                 ---------------
MARINE - 1.8%
            37,373  American Commercial
                    Lines Inc.(1)                                          2,054
           180,629  Eagle Bulk Shipping Inc.                               2,552
                                                                 ---------------
                                                                           4,606
                                                                 ---------------
METALS & MINING - 2.4%
            89,233  Agnico-Eagle Mines Ltd.                                3,193

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
            96,801  Titanium Metals Corp.(1)                               2,792
                                                                 ---------------
                                                                           5,985
                                                                 ---------------
MULTI-UTILITIES - 1.4%
           141,313  Avista Corp.                                           3,530
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.0%
            40,186  Giant Industries Inc.(1)                               2,870
            77,634  Nordic American Tanker Shipping                        3,016
            46,605  VeraSun Energy Corp.(1)                                1,142
            65,233  Whiting Petroleum Corp.(1)                             3,046
                                                                 ---------------
                                                                          10,074
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 9.5%
           279,625  Annaly Mortgage
                    Management Inc.                                        3,582
           231,018  Eagle Hospitality
                    Properties Trust Inc.                                  2,132
           184,299  Education Realty Trust, Inc.                           2,881
           285,992  FelCor Lodging Trust Inc.                              6,293
           359,478  Highland Hospitality Corp.                             4,799
           307,033  IMPAC Mortgage Holdings, Inc.                          3,307
            76,102  Windrose Medical Properties Trust                      1,130
                                                                 ---------------
                                                                          24,124
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.8%
            91,831  NVE Corp.(1)                                           1,980
                                                                 ---------------
SOFTWARE - 2.3%
           456,281  Smith Micro Software Inc.(1)                           5,822
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
           221,838  Xerium Technologies, Inc.                              2,298
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.8%
           151,258  BankUnited Financial Corp. Cl A                        4,476
                                                                 ---------------
TOTAL COMMON STOCKS                                                      242,544
(Cost $218,607)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 5.50% - 8.125%, 2/15/21 - 8/15/28,
valued at $1,427), in a joint trading account
at 5.20%, dated 7/31/06, due 8/1/06
(Delivery value $1,400)                                                    1,400
                                                                 ---------------
(Cost $1,400)

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 97.3%                                      243,944
                                                                 ---------------
(Cost $220,007)

OTHER ASSETS AND LIABILITIES - 2.7%                                        6,877
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      250,821
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 220,441
                                                                 ---------------
Gross tax appreciation of investments                                 $  29,132
Gross tax depreciation of investments                                    (5,629)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  23,503
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JULY 31, 2006

[american century investments logo and text logo]

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 60.1%
AEROSPACE & DEFENSE - 1.2%
            64,071  Boeing Co.                                    $        4,961
            29,385  Lockheed Martin Corp.                                  2,341
                                                                 ---------------
                                                                           7,302
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             3,892  FedEx Corporation                                        408
            20,684  United Parcel Service, Inc. Cl B                       1,425
                                                                 ---------------
                                                                           1,833
                                                                 ---------------
AIRLINES(1)
            17,235  Southwest Airlines Co.                                   310
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            60,564  ArvinMeritor Inc.(2)                                     997
                                                                 ---------------
AUTOMOBILES(1)
             3,960  Harley-Davidson, Inc.                                    226
                                                                 ---------------
BEVERAGES - 1.7%
           148,155  Coca-Cola Company (The)                                6,593
            93,847  Pepsi Bottling Group Inc.                              3,120
            12,583  PepsiCo, Inc.                                            798
                                                                 ---------------
                                                                          10,511
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
            71,644  Alkermes Inc.(2)(3)                                    1,229
            86,909  Amgen Inc.(3)                                          6,061
             4,008  Biogen Idec Inc.(3)                                      169
            25,895  ImClone Systems Inc.(2)(3)                               842
                                                                 ---------------
                                                                           8,301
                                                                 ---------------
BUILDING PRODUCTS - 0.4%
             5,412  Universal Forest Products Inc.                           275
            50,522  USG Corp.(3)                                           2,342
                                                                 ---------------
                                                                           2,617
                                                                 ---------------
CAPITAL MARKETS - 4.0%
            53,170  Goldman Sachs Group, Inc. (The)                        8,121
            76,068  Lehman Brothers Holdings Inc.                          4,941
            84,803  Mellon Financial Corp.                                 2,968
            89,309  Morgan Stanley                                         5,939
            38,523  Northern Trust Corp.                                   2,200

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
            18,452  State Street Corp.                                     1,108
                                                                 ---------------
                                                                          25,277
                                                                 ---------------
CHEMICALS - 1.2%
           149,444  Celanese Corp., Series A                               2,872
            18,129  FMC Corp.                                              1,118
            67,641  Hercules Inc.(3)                                         940
            92,183  Lyondell Chemical Co.                                  2,053
            27,419  Westlake Chemical Corp.(2)                               751
                                                                 ---------------
                                                                           7,734
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
             2,613  KeyCorp                                                   96
             6,910  PNC Financial Services Group                             490
             3,679  U.S. Bancorp                                             118
            60,680  Wells Fargo & Co.                                      4,389
                                                                 ---------------
                                                                           5,093
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            38,509  John H. Harland Company(2)                             1,514
            85,405  Waste Management, Inc.                                 2,936
                                                                 ---------------
                                                                           4,450
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
           197,833  Cisco Systems Inc.(3)                                  3,531
            23,801  Motorola, Inc.                                           542
                                                                 ---------------
                                                                           4,073
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
           272,749  Hewlett-Packard Co.                                    8,703
             1,611  Komag, Inc.(2)(3)                                         62
            10,853  Lexmark International, Inc. Cl A(3)                      587
                                                                 ---------------
                                                                           9,352
                                                                 ---------------
CONSUMER FINANCE - 1.7%
            83,476  American Express Co.                                   4,346
            19,614  AmeriCredit Corp.(3)                                     482
            73,758  Capital One Financial Corp.                            5,705
                                                                 ---------------
                                                                          10,533
                                                                 ---------------
CONTAINERS & PACKAGING - 0.5%
            70,351  Temple-Inland Inc.                                     2,993
                                                                 ---------------
DISTRIBUTORS - 0.1%
            16,724  Building Materials
                    Holding Corp.(2)                                         358
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
             9,100  Apollo Group Inc. Cl A(3)                                431
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
           122,579  Bank of America Corp.                                  6,316
           281,296  Citigroup Inc.                                        13,589
            91,596  J.P. Morgan Chase & Co.                                4,179
            90,147  McGraw-Hill
                    Companies, Inc. (The)                                  5,075
                                                                 ---------------
                                                                          29,159
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
            60,678  AT&T Inc.                                              1,820
            36,517  BellSouth Corp.                                        1,430
             1,655  CenturyTel Inc.                                           64
            65,013  Verizon Communications Inc.                            2,199
                                                                 ---------------
                                                                           5,513
                                                                 ---------------
ELECTRIC UTILITIES - 1.1%
            73,657  FirstEnergy Corp.                                      4,125
           107,569  Pepco Holdings, Inc.(2)                                2,635
                                                                 ---------------
                                                                           6,760
                                                                 ---------------
ELECTRICAL EQUIPMENT(1)
               957  Acuity Brands Inc.(2)                                     42
             1,960  Emerson Electric Co.                                     155
                                                                 ---------------
                                                                             197
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
            27,106  Arrow Electronics, Inc.(3)                               767
            20,806  Plexus Corp.(3)                                          518
                                                                 ---------------
                                                                           1,285
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
           205,978  Grey Wolf Inc.(2)(3)                                   1,578
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
            95,100  Kroger Co. (The)                                       2,180
            35,085  Longs Drug Stores Corp.(2)                             1,443
                                                                 ---------------
                                                                           3,623
                                                                 ---------------
FOOD PRODUCTS - 1.6%
           157,443  Campbell Soup Co.                                      5,774
            13,207  Delta and Pine Land Company                              452
            67,584  General Mills, Inc.                                    3,508

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
               491  Seaboard Corp.(2)                                        560
                                                                 ---------------
                                                                          10,294
                                                                 ---------------
GAS UTILITIES(1)
             2,067  UGI Corp.                                                 51
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
             1,586  Alcon Inc.(2)                                            175
            67,056  Becton Dickinson & Co.                                 4,421
            55,224  Hospira Inc.(3)                                        2,413
            20,003  Kinetic Concepts Inc.(3)                                 891
                                                                 ---------------
                                                                           7,900
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
            82,091  AmerisourceBergen Corp.                                3,530
            41,482  Cardinal Health, Inc.                                  2,779
            90,213  Humana Inc.(3)                                         5,046
           131,888  McKesson Corp.                                         6,645
           113,095  Sierra Health Services, Inc.(2)(3)                     4,883
            82,681  UnitedHealth Group Incorporated                        3,955
            36,075  WellCare Health Plans Inc.(2)(3)                       1,770
                                                                 ---------------
                                                                          28,608
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
            78,272  Choice Hotels International Inc.(2)                    3,336
           103,898  Darden Restaurants, Inc.                               3,512
             1,859  Papa John's
                    International Inc.(2)(3)                                  60
            34,944  Yum! Brands, Inc.                                      1,572
                                                                 ---------------
                                                                           8,480
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
           105,376  Colgate-Palmolive Co.                                  6,251
                                                                 ---------------
INDEPENDENT POWER
PRODUCERS & ENERGY TRADERS - 1.9%
           189,548  AES Corporation (The)(3)                               3,764
            18,674  Mirant Corp.(3)                                          496
           123,945  TXU Corp.                                              7,962
                                                                 ---------------
                                                                          12,222
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
            14,785  McDermott
                    International, Inc.(2)(3)                                673
                                                                 ---------------
INSURANCE - 2.2%
            26,935  Ace, Ltd.                                              1,388
            56,824  Arch Capital Group Ltd.(3)                             3,458
           139,071  Berkley (W.R.) Corp.                                   5,007
            52,834  Chubb Corp.                                            2,664
            10,889  LandAmerica Financial
                    Group Inc.(2)                                            695

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
            22,808  Zenith National Insurance Corp.                          912
                                                                 ---------------
                                                                          14,124
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.1%
            93,231  RealNetworks Inc.(3)                                     931
                                                                 ---------------
IT SERVICES - 3.1%
           188,266  Accenture Ltd. Cl A                                    5,509
           117,666  Acxiom Corp.                                           2,880
            31,479  Global Payments Inc.                                   1,339
           125,954  International Business
                    Machines Corp.                                         9,750
                                                                 ---------------
                                                                          19,478
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
           108,167  Applera Corporation - Applied
                    Biosystems Group                                       3,478
                                                                 ---------------
MACHINERY - 1.0%
            53,471  Cummins Inc.                                           6,256
                                                                 ---------------
MEDIA - 1.6%
           184,438  DIRECTV Group, Inc. (The)(3)                           3,145
           113,386  Disney (Walt) Co.                                      3,367
            12,822  John Wiley & Sons Inc. Cl A                              424
           180,865  Time Warner Inc.                                       2,984
                                                                 ---------------
                                                                           9,920
                                                                 ---------------
METALS & MINING - 1.7%
            37,975  Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                               2,072
           100,922  Nucor Corp.                                            5,366
            56,393  Steel Dynamics Inc.                                    3,272
                                                                 ---------------
                                                                          10,710
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           103,207  Big Lots Inc.(2)(3)                                    1,668
           107,165  Dollar Tree Stores Inc.(2)(3)                          2,851
             5,375  J.C. Penney Co. Inc.                                     338
               548  Sears Holdings Corp.(3)                                   75
                                                                 ---------------
                                                                           4,932
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.3%
           169,971  Chevron Corp.                                         11,180
           284,276  Exxon Mobil Corp.                                     19,256
            34,487  Marathon Oil Corp.                                     3,126
            10,960  Occidental Petroleum Corp.                             1,181
            13,661  Tesoro Corporation                                     1,022

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
            59,944  Valero Energy Corp.                                    4,042
                                                                 ---------------
                                                                          39,807
                                                                 ---------------
PHARMACEUTICALS - 1.1%
             4,922  Alpharma Inc. Cl A(2)                                    111
            26,951  Endo Pharmaceuticals
                    Holdings Inc.(3)                                         837
             8,559  Johnson & Johnson                                        535
           156,133  King Pharmaceuticals, Inc.(3)                          2,658
            59,525  Merck & Co., Inc.                                      2,398
            13,514  Pfizer Inc.                                              351
                                                                 ---------------
                                                                           6,890
                                                                 ---------------
ROAD & RAIL - 0.1%
               698  Burlington Northern
                    Santa Fe Corp.                                            48
             3,836  Norfolk Southern Corp.                                   167
             4,752  Union Pacific Corp.                                      404
                                                                 ---------------
                                                                             619
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.4%
            30,576  Freescale Semiconductor Inc.
                    Cl B(3)                                                  872
            37,550  Lam Research Corp.(3)                                  1,562
           111,777  Micron Technology, Inc.(3)                             1,743
           141,483  National Semiconductor Corp.                           3,290
            39,734  ON Semiconductor Corp.(2)(3)                             250
            35,133  Texas Instruments Inc.                                 1,046
                                                                 ---------------
                                                                           8,763
                                                                 ---------------
SOFTWARE - 0.4%
            54,021  BMC Software Inc.(3)                                   1,264
            15,925  Cadence Design Systems Inc.(3)                           258
            30,442  Intuit Inc.(3)                                           940
             5,045  Oracle Corp.(3)                                           76
                                                                 ---------------
                                                                           2,538
                                                                 ---------------
SPECIALTY RETAIL - 2.1%
            42,135  American Eagle Outfitters, Inc.                        1,385
            73,456  Barnes & Noble Inc.                                    2,462
            45,446  Group 1 Automotive, Inc.(2)                            2,787
            70,237  Lowe's Companies, Inc.                                 1,991
            11,692  Office Depot, Inc.(3)                                    421
            67,953  OfficeMax Inc.                                         2,794
             1,666  Pantry Inc. (The)(2)(3)                                   82
             7,972  Payless ShoeSource, Inc.(3)                              206
            19,032  Sherwin-Williams Co.                                     963
                                                                 ---------------
                                                                          13,091
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
            12,523  Brown Shoe Company, Inc.                                 405
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT         ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.1%
            66,625  Corus Bankshares Inc.(2)                               1,538
            44,999  Downey Financial Corp.(2)                              2,986
               696  FirstFed Financial Corp.(2)(3)                            39
             4,600  Golden West Financial Corp.                              339
            43,943  Washington Mutual, Inc.                                1,964
                                                                 ---------------
                                                                           6,866
                                                                 ---------------
TOBACCO - 0.6%
            64,056  Loews Corp. - Carolina Group                           3,676
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(1)
             3,245  WESCO International Inc.(3)                              189
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
           127,946  Sprint Nextel Corp.                                    2,533
                                                                 ---------------
TOTAL COMMON STOCKS                                                      380,191
(Cost $336,591)                                                  ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(4) - 12.8%
         $     197  FHLMC, 7.00%, 10/1/12(5)                      $          202
             2,781  FHLMC, 4.50%, 1/1/19(5)                                2,657
               180  FHLMC, 6.50%, 1/1/28(5)                                  184
             1,386  FHLMC, 5.50%, 12/1/33(5)                               1,353
             6,327  FNMA, 5.00%,
                    settlement date 8/11/06(6)                             5,989
            10,925  FNMA, 5.50%,
                    settlement date 8/11/06(6)                            10,611
            10,936  FNMA, 6.00%,
                    settlement date 8/11/06(6)                            10,867
             1,582  FNMA, 6.50%,
                    settlement date 8/11/06(6)                             1,601
             4,438  FNMA, 5.00%,
                    settlement date 8/16/06(6)                             4,310
             1,250  FNMA, 5.50%,
                    settlement date 8/16/06(6)                             1,237
               322  FNMA, 6.00%, 2/1/09                                      322
                23  FNMA, 6.50%, 5/1/11                                       23
               314  FNMA, 7.50%, 11/1/11(5)                                  322
                 2  FNMA, 6.50%, 10/1/12                                       2
                22  FNMA, 6.50%, 5/1/13                                       23
                11  FNMA, 6.50%, 5/1/13                                       12
                74  FNMA, 6.50%, 6/1/13                                       75
                10  FNMA, 6.50%, 6/1/13                                       10
                22  FNMA, 6.50%, 6/1/13                                       23
                11  FNMA, 6.50%, 6/1/13                                       11
                61  FNMA, 6.50%, 6/1/13                                       61
               172  FNMA, 6.00%, 1/1/14                                      174
               596  FNMA, 6.00%, 4/1/14(5)                                   601
             1,109  FNMA, 4.50%, 5/1/19                                    1,061
             2,177  FNMA, 4.50%, 5/1/19                                    2,083
                29  FNMA, 6.50%, 1/1/28                                       30
               186  FNMA, 7.00%, 1/1/28                                      191
               224  FNMA, 6.50%, 1/1/29(5)                                   227
               210  FNMA, 7.50%, 7/1/29(5)                                   218
                98  FNMA, 7.00%, 5/1/30                                      100
               123  FNMA, 7.50%, 9/1/30                                      128

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
               191  FNMA, 6.50%, 9/1/31                                      194
                63  FNMA, 7.00%, 9/1/31                                       64
               326  FNMA, 6.50%, 1/1/32(5)                                   331
               703  FNMA, 7.00%, 6/1/32(5)                                   722
               331  FNMA, 6.50%, 8/1/32(5)                                   337
             1,850  FNMA, 5.50%, 6/1/33(5)                                 1,805
             2,480  FNMA, 5.50%, 7/1/33                                    2,420
             1,995  FNMA, 5.50%, 8/1/33(5)                                 1,947
             1,234  FNMA, 5.50%, 9/1/33(5)                                 1,204
             3,832  FNMA, 5.00%, 11/1/33(2)                                3,646
             8,553  FNMA, 5.50%, 1/1/34(5)                                 8,346
            10,746  FNMA, 4.50%, 9/1/35                                    9,882
             2,498  FNMA, 4.50%, 10/1/35                                   2,297
               295  GNMA, 7.00%, 4/20/26(5)                                  304
               167  GNMA, 7.50%, 8/15/26                                     174
                51  GNMA, 7.00%, 2/15/28                                      53
               132  GNMA, 7.50%, 2/15/28                                     138
                63  GNMA, 7.00%, 12/15/28                                     65
                57  GNMA, 8.00%, 12/15/29                                     60
               364  GNMA, 7.00%, 5/15/31(5)                                  376
             2,131  GNMA, 5.50%, 11/15/32(5)                               2,090
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                                81,163
(Cost $81,677)                                                   ---------------

CORPORATE BONDS - 8.0%
AEROSPACE & DEFENSE - 0.4%
               630  Honeywell International Inc.,
                    5.70%, 3/15/36(5)                                        604
               145  Lockheed Martin Corp.,
                    8.50%, 12/1/29                                           186
               900  United Technologies Corp.,
                    4.375%, 5/1/10(5)                                        868
               570  United Technologies Corp.,
                    6.05%, 6/1/36(5)                                         574
                                                                 ---------------
                                                                           2,232
                                                                 ---------------
BEVERAGES - 0.2%
               750  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $762)(7)                                            731
               830  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $829)(7)                                            844
                                                                 ---------------
                                                                           1,575
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
               710  Genentech, Inc., 4.75%, 7/15/15                          659
                                                                 ---------------
CAPITAL MARKETS - 0.4%
               560  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(2)                                         537
               650  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16                                           652
               420  Morgan Stanley, 4.00%,
                    1/15/10(2)                                               400
               350  Morgan Stanley, 4.25%,
                    5/15/10(5)                                               335
               430  Morgan Stanley, 5.05%,
                    1/21/11(2)                                               421
                                                                 ---------------
                                                                           2,345
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
CHEMICALS(1)
               145  Dow Chemical Co. (The),
                    7.375%, 11/1/29                                          164
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
               145  Abbey National plc, 7.95%,
                    10/26/29(5)                                              176
               670  PNC Bank N.A., 4.875%,
                    9/21/17(5)                                               616
               500  SouthTrust Corp., 5.80%,
                    6/15/14(5)                                               498
               660  Wachovia Bank N.A., 4.80%,
                    11/1/14(2)                                               617
             1,020  Wachovia Bank N.A., 4.875%,
                    2/1/15(5)                                                957
               830  Wells Fargo & Co., 4.625%,
                    8/9/10(2)(5)                                             808
                                                                 ---------------
                                                                           3,672
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
               540  Waste Management, Inc.,
                    7.00%, 7/15/28                                           570
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
             1,600  Bank of America Corp., 4.375%,
                    12/1/10(5)                                             1,538
             1,000  Citigroup Inc., 5.00%, 9/15/14(5)                        950
               560  General Electric Capital Corp.,
                    6.125%, 2/22/11(5)                                       575
             1,025  HSBC Finance Corp., 4.75%,
                    4/15/10(2)(5)                                            998
               540  HSBC Finance Corp., 4.625%,
                    9/15/10(2)                                               522
               830  John Deere Capital Corp., 4.50%,
                    8/25/08(5)                                               814
               800  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11(5)                                                838
               540  Residential Capital Corp., 6.50%,
                    4/17/13                                                  538
                                                                 ---------------
                                                                           6,773
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
               732  AT&T Corp., 7.30%, 11/15/11                              784
               450  AT&T Inc., 6.80%, 5/15/36(2)                             454
               145  BellSouth Corp., 6.875%,
                    10/15/31(2)                                              146
               280  Embarq Corp., 7.08%, 6/1/16                              282
               690  Sprint Capital Corp., 8.375%,
                    3/15/12                                                  767
               420  Telecom Italia Capital SA, 4.00%,
                    1/15/10                                                  396
               220  Telefonica Emisones SAu, 5.98%,
                    6/20/11                                                  221
                                                                 ---------------
                                                                           3,050
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
               420  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                            400
               829  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(2)                                  839
               375  FirstEnergy Corp., 7.375%,
                    11/15/31                                                 412
               450  Florida Power Corp., 4.50%,
                    6/1/10                                                   434
               145  Hydro Quebec, 8.40%, 1/15/22(5)                          185
               480  Southern California Edison Co.,
                    5.625%, 2/1/36                                           444
                                                                 ---------------
                                                                           2,714
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
               380  XTO Energy Inc., 6.10%,
                    4/1/36(2)                                                360
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.2%
               750  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10(2)(5)                                             717
               145  Wal-Mart Stores, Inc., 7.55%,
                    2/15/30(2)                                               172
               640  Wal-Mart Stores, Inc., 5.25%,
                    9/1/35                                                   574
                                                                 ---------------
                                                                           1,463
                                                                 ---------------
FOOD PRODUCTS - 0.2%
               700  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-8/18/05,
                    Cost $687)(7)                                            675
               145  Kellogg Co., 7.45%, 4/1/31                               168
               145  Kraft Foods Inc., 6.50%,
                    11/1/31(2)                                               148
                                                                 ---------------
                                                                             991
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
               710  Baxter Finco BV, 4.75%,
                    10/15/10(5)                                              685
               350  Boston Scientific Corp., 6.40%,
                    6/15/16                                                  346
                                                                 ---------------
                                                                           1,031
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
               540  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                           542
               730  Yum! Brands Inc., 8.875%,
                    4/15/11                                                  818
                                                                 ---------------
                                                                           1,360
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
               550  D.R. Horton, Inc., 7.875%, 8/15/11                       580
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
             1,590  General Electric Co., 5.00%,
                    2/1/13(5)                                              1,541
                                                                 ---------------
INSURANCE - 0.5%
               750  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $749)(5)(7)                                         733
               145  AXA SA, 8.60%, 12/15/30(5)                               178
               750  Genworth Financial Inc., 5.75%,
                    6/15/14(2)                                               746
               400  Genworth Financial Inc., 4.95%,
                    10/1/15(5)                                               374
               750  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $750)(5)(7)                                         731
               450  Prudential Financial, Inc., 5.40%,
                    6/13/35(2)                                               398
                                                                 ---------------
                                                                           3,160
                                                                 ---------------
MACHINERY - 0.1%
               440  Dover Corp., 5.375%, 10/15/35(5)                         399
                                                                 ---------------
MEDIA - 0.6%
             1,020  Comcast Corp., 5.90%, 3/15/16(2)                         997
               970  Cox Communications, Inc.,
                    7.125%, 10/1/12                                        1,012
               560  Knight-Ridder, Inc., 7.125%,
                    6/1/11(5)                                                578

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
               550  News America Holdings, 7.75%,
                    1/20/24                                                  595
               145  Time Warner Inc., 7.625%,
                    4/15/31                                                  156
               370  Viacom Inc., 5.75%, 4/30/11
                    (Acquired 4/5/06, Cost $368)(7)                          363
               180  Viacom Inc., 6.25%, 4/30/16
                    (Acquired 4/5/06, Cost $179)(7)                          175
                                                                 ---------------
                                                                           3,876
                                                                 ---------------
METALS & MINING(1)
               220  Alcan Inc., 4.50%, 5/15/13                               203
                                                                 ---------------
MULTI-UTILITIES - 0.3%
               750  Dominion Resources Inc., 4.125%,
                    2/15/08                                                  735
               420  Dominion Resources Inc., 4.75%,
                    12/15/10(2)                                              404
               690  Nisource Finance Corp., 5.25%,
                    9/15/17                                                  633
               430  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                            416
                                                                 ---------------
                                                                           2,188
                                                                 ---------------
MULTILINE RETAIL - 0.2%
               350  May Department Stores Co. (The),
                    3.95%, 7/15/07                                           344
               850  May Department Stores Co. (The),
                    4.80%, 7/15/09                                           832
               145  Target Corp., 7.00%, 7/15/31(5)                          163
                                                                 ---------------
                                                                           1,339
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
               145  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29                                           161
               375  Devon Financing Corp ULC,
                    7.875%, 9/30/31                                          438
             1,100  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                          1,064
               360  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(2)                                       349
               860  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                    868
               580  XTO Energy Inc., 5.30%, 6/30/15                          550
                                                                 ---------------
                                                                           3,430
                                                                 ---------------
PHARMACEUTICALS - 0.2%
               570  Abbott Laboratories, 5.875%,
                    5/15/16                                                  574
               400  Schering-Plough Corp., 5.55%,
                    12/1/13(5)                                               393
                                                                 ---------------
                                                                             967
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
               380  ERP Operating L.P., 5.125%,
                    3/15/16                                                  357
                                                                 ---------------
ROAD & RAIL - 0.2%
               800  Canadian National Railway Co.,
                    6.25%, 8/1/34                                            823
                23  Norfolk Southern Corp., 7.80%,
                    5/15/27                                                   27
               577  Norfolk Southern Corp., 5.64%,
                    5/17/29                                                  541
                                                                 ---------------
                                                                           1,391
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
SOFTWARE - 0.1%
               770  Oracle Corp., 5.00%, 1/15/11(5)                          751
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
               760  Home Depot, Inc. (The), 5.40%,
                    3/1/16(5)                                                740
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
             1,190  Nextel Communications Inc.,
                    5.95%, 3/15/14                                         1,155
                                                                 ---------------
TOTAL CORPORATE BONDS                                                     51,036
(Cost $52,322)                                                   ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 7.0%
             3,800  FHLB, 4.625%, 2/1/08(5)                                3,764
            10,000  FHLMC, 7.00%, 3/15/10                                 10,579
             4,000  FHLMC, 5.25%, 7/18/11(5)                               3,999
             2,300  FHLMC, 5.50%, 3/28/16(5)                               2,275
             6,000  FHLMC, 5.30%, 5/12/20(5)                               5,627
             4,970  FNMA, 4.75%, 8/3/07(5)                                 4,940
             2,475  FNMA, 5.00%, 9/14/07(5)                                2,465
             3,800  FNMA, 6.625%, 9/15/09(2) (5)                           3,955
             7,200  FNMA, 5.80%, 2/9/26(5)                                 7,028
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                   44,632
(Cost $45,253)                                                   ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 6.3%
            15,306  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.86%, 8/1/06(5)                                         326
             3,950  Bank of America Mortgage
                    Securities, Series 2004 F,
                    Class 2A5, VRN, 4.15%, 8/1/06(5)                       3,800
            17,687  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.93%, 8/1/06(5)                          602
             1,780  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.48%,
                    8/15/06, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06, Cost
                    $1,780)(5)(7)                                          1,781
               905  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.47%, 8/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $905)(5)(7)                                         906
             1,296  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.52%, 8/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $1,296)(5)(7)                                     1,297
               378  FHLMC REMIC, Series 77,
                    Class H, 8.50%, 9/15/20(5)                               401
               789  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16                                            782
             1,894  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                        1,869
               311  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%,
                    10/15/38(5)                                              309
             3,500  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                        3,389

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             2,980  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(2)(5)                         2,882
             1,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 8/11/06(5)                                   981
             3,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(5)                                 2,883
             2,960  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(2)(5)                              2,770
             2,550  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(5)                                 2,452
             1,195  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.47%, 8/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps
                    (Acquired 7/25/05,
                    Cost $1,195)(5)(7)                                     1,196
               192  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(5)                                              194
               950  Morgan Stanley Capital I,
                    Series 2006 XLF, Class A1, VRN,
                    5.49%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps
                    (Acquired 7/28/06,
                    Cost $950)(7)(8)                                         950
             5,060  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(5)                            4,950
             2,150  Washington Mutual, Inc.,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34(5)                                      2,052
             2,600  Washington Mutual, Inc.,
                    Series 2004 AR9, Class A7, VRN,
                    4.16%, 8/1/06(5)                                       2,505
               661  Washington Mutual, Inc.,
                    Series 2005 AR11, Class A1C1,
                    VRN, 5.59%, 8/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 10.50%                          662
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                               39,939
(Cost $40,200)                                                   ---------------

U.S. TREASURY SECURITIES - 5.3%
             3,665  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                                  4,789
             6,700  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                                  8,136
               800  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)                                      899
               628  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)                                        723
             5,509  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)                               5,317
             2,500  U.S. Treasury Notes,
                    4.875%, 4/30/11(2)(5)                                  2,496
             5,400  U.S. Treasury Notes,
                    4.875%, 5/31/11(2)(5)                                  5,391
             5,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(2)(5)                                  5,046
               570  U.S. Treasury Notes,
                    5.125%, 5/15/16(2)                                       576
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                            33,373
(Cost $33,686)                                                   ---------------

ASSET-BACKED SECURITIES(4) - 3.4%
                 6  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34
                    (Acquired 6/22/04, Cost $6)(7)                             6
             1,344  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.45%, 8/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(5)                                  1,345

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,552  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.43%, 8/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                     1,553
               837  Ameriquest Mortgage
                    Securities Inc., Series 2006 R1,
                    Class A2A, VRN, 5.47%, 8/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.08% with no caps                            837
                 3  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                     6/29/34 (Acquired 6/24/04,
                    Cost $3)(7)                                                3
             2,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.43%, 8/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no
                    caps(5)                                                2,002
             1,278  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.44%,
                    8/15/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(5)                                             1,279
               398  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 5.51%, 8/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no
                    caps(5)                                                  398
             1,045  Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 5.52%, 8/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                          1,046
             1,746  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.46%, 8/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                          1,748
               791  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.43%, 8/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                            791
               886  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.45%, 8/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                                  886
                 8  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $8)(7)                                                8
               670  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.46%, 8/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(5)                                    670
             1,800  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.43%, 8/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                     1,800
               191  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    5.51%, 8/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                               191
             3,958  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.48%, 8/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                             3,960
                53  Residential Asset Mortgage
                    Products, Inc., Series 2004 RS10,
                    Class AII1, VRN, 5.56%, 8/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14.00%(5)                                              53
               468  Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 5.50%, 8/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with a cap
                    of 14.00%                                                469
               300  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34(5)                                        289
               821  SLM Student Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 10/25/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.03% with no caps                                       822

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
               527  SLM Student Loan Trust,
                    Series 2006-4, Class A1, VRN,
                    5.36%, 10/25/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.03% with no caps                                       527
               790  SLM Student Loan Trust,
                    Series 2006-5, Class A2, VRN,
                    5.38%, 10/25/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(5)                                    790
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                             21,473
(Cost $22,132)                                                   ---------------

MUNICIPAL SECURITIES - 0.8%
             3,600  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(5)                          4,148
               800  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                         730
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                                 4,878
(Cost $4,895)                                                    ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.3%
               810  Province of Quebec,
                    5.00%, 7/17/09(5)                                        804
               910  Republic of Italy,
                    4.00%, 6/16/08(5)                                        889
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                     1,693
(Cost $1,734)                                                    ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625% - 8.00%,
11/15/21 - 2/15/25, valued at $11,843),
in a joint trading account at 5.21%,
dated 7/31/06, due 8/1/06
(Delivery value $11,602)(5)                                               11,600
                                                                 ---------------
(Cost $11,600)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(9) - 10.2%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 7/31/06, due 8/1/06
(Delivery value $64,876)                                                  64,866
                                                                 ---------------
(Cost $64,866)

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 116.0%                                     734,844
                                                                 ---------------
(Cost $694,956)

OTHER ASSETS AND LIABILITIES - (16.0)%                                 (101,270)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      633,574
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
195 U.S. Treasury 2-Year Notes   September 2006        $39,676          $  78
150 U.S. Treasury 5-Year Notes   September 2006         15,633            145
                                                  ------------------------------
                                                       $55,309          $ 223
                                                  ==============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                        Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
405 U.S. Treasury 10-Year Notes  September 2006        $42,943          $(471)
 12 U.S. Treasury Long Bonds     September 2006          1,299            (12)
                                                  ------------------------------
                                                       $44,242          $(483)
                                                  ==============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount      Description of Agreement              Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
Credit Default
--------------------------------------------------------------------------------
$7,580      Pay quarterly a fixed rate equal      December 2010      $(21)
            to 0.45% multiplied by the notional
            amount and receive from Deutsche
            Bank AG upon each default event
            of one of the issues of Dow Jones
            CDX N.A. Investment Grade 5, par
            value of the proportional
            notional amount.
 5,150      Pay quarterly a fixed rate equal to   December 2010       (16)
            0.85% multiplied by the notional
            amount and receive from Barclays
            Capital, Inc. upon each default
            event of one of the issues of Dow
            Jones CDX N.A. Investment Grade 5,
            par value of the proportional
            notional amount.
 8,000      Pay quarterly a fixed rate equal      June 2011            (1)
            to 0.40% multiplied by the notional
            amount and receive from Barclays
            Capital, Inc. upon each default
            event of one of the issues of Dow
            Jones CDX N.A. Investment Grade 6,
            par value of the proportional
            notional amount.
 4,000      Pay quarterly a fixed rate equal      June 2011             4
            to 0.75% multiplied by the notional
            amount and receive from Deutsche
            Bank AG upon each default event
            of one of the issues of Dow Jones
            CDX N.A. Investment Grade 6,
            par value of the proportional
            notional amount.
                                                                 ---------------
                                                                     $(34)
                                                                 ===============

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
CDX = Credit Derivative Indexes
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
REMIC = Real Estate Mortgage Investment Conduit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective July 31, 2006.
(1) Industry is less than 0.05% of total net assets.
(2) Security, or a portion thereof, was on loan as of July 31, 2006. The aggregate value of securities on loan at July 31, 2006, was $69,070 (in thousands).
(3) Non-income producing.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap agreement and/or when-issued security.
(6) Forward commitment.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at July 31, 2006, was $10,399 (in thousands), which represented 1.6% of total net assets.
(8) When-issued security.
(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 695,927
                                                                 ===============
 Gross tax appreciation of investments                                $  50,608
Gross tax depreciation of investments                                   (11,691)
                                                                 ---------------
Net tax appreciation of investments                                   $  38,917
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT(reg.sm) FUND
JULY 31, 2006

[american century investments logo and text logo]

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 4.7%
            36,000  Esterline Technologies Corp.(1)                $   1,523,880
            30,000  Goodrich Corporation                               1,211,100
            53,500  HEICO Corp.                                        1,650,475
            62,500  Moog Inc. Cl A(1)                                  2,168,125
            36,000  Teledyne Technologies Inc.(1)                      1,373,760
                                                                 ---------------
                                                                       7,927,340
                                                                 ---------------
AIRLINES - 0.8%
            85,000  Republic Airways Holdings Inc.(1)                  1,412,700
                                                                 ---------------
BEVERAGES - 0.9%
            67,500  Coca-Cola Enterprises Inc.                         1,448,550
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
            31,000  Gilead Sciences, Inc.(1)                           1,905,880
                                                                 ---------------
CAPITAL MARKETS - 4.7%
            10,500  Bear Stearns
                    Companies Inc. (The)                               1,489,635
            11,000  Goldman Sachs Group, Inc. (The)                    1,680,250
            66,500  Investment Technology
                    Group Inc.(1)                                      3,348,940
            20,500  Morgan Stanley                                     1,363,250
                                                                 ---------------
                                                                       7,882,075
                                                                 ---------------
CHEMICALS - 1.3%
           252,500  PolyOne Corp.(1)                                   2,108,375
                                                                 ---------------
COMMERCIAL BANKS - 5.5%
           110,000  Hanmi Financial Corp.                              2,094,400
            33,000  Intervest Bancshares Corp.(1)                      1,463,550
            36,000  KeyCorp                                            1,328,400
            35,500  National City Corp.                                1,278,000
            11,621  PNC Financial Services Group                         823,232
            74,500  West Coast Bancorp                                 2,260,330
                                                                 ---------------
                                                                       9,247,912
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
            75,000  Geo Group Inc. (The)(1)                            3,091,500
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.0%
           166,500  Avici Systems Inc.(1)                              1,446,885
            90,500  Cisco Systems Inc.(1)                              1,615,425
            56,500  Netgear, Inc.(1)                                   1,093,275
            76,500  Nokia Oyj ADR                                      1,518,525
            29,000  QUALCOMM Inc.                                      1,022,540
                                                                 ---------------
                                                                       6,696,650
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.6%
            30,500  Diebold, Inc.                                      1,232,200
            27,000  Lexmark International, Inc. Cl A(1)                1,459,350
                                                                 ---------------
                                                                       2,691,550
                                                                 ---------------
CONSUMER FINANCE - 0.7%
            16,000  Capital One Financial Corp.                        1,237,600
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
            30,000  Bank of America Corp.                              1,545,900
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
            71,000  AT&T Inc.                                          2,129,290
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
            30,500  Pinnacle West Capital Corp.                        1,311,805
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.6%
            30,500  Ametek Inc.                                        1,293,810
            43,500  Belden CDT Inc.                                    1,411,575
                                                                 ---------------
                                                                       2,705,385
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.8%
            58,000  Littelfuse, Inc.(1)                                1,959,240
           109,000  Technitrol, Inc.                                   2,701,020
                                                                 ---------------
                                                                       4,660,260
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.6%
            89,500  Allis-Chalmers Energy Inc.(1)                      1,417,680
            38,000  Bristow Group Inc.(1)                              1,287,820
                                                                 ---------------
                                                                       2,705,500
                                                                 ---------------
FOOD PRODUCTS - 2.6%
            45,500  Corn Products International Inc.                   1,513,330
            30,500  JM Smucker Co. (The)                               1,361,215
            35,500  Ralcorp Holdings, Inc.(1)                          1,479,640
                                                                 ---------------
                                                                       4,354,185
                                                                 ---------------
GAS UTILITIES - 2.5%
            58,500  Laclede Group, Inc. (The)                          1,943,955
            62,000  ONEOK, Inc.                                        2,307,020
                                                                 ---------------
                                                                       4,250,975
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
            38,000  Hospira Inc.(1)                                    1,660,220

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            71,000  Kensey Nash Corp.(1)                               2,006,460
           138,000  Lifecore Biomedical, Inc.(1)                       2,036,880
                                                                 ---------------
                                                                       5,703,560
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.0%
           129,500  Five Star Quality Care Inc.(1)                     1,398,600
            39,500  Healthways, Inc.(1)                                2,121,940
            26,000  McKesson Corp.                                     1,310,140
            40,000  Sierra Health Services, Inc.(1)                    1,727,200
            39,500  WellCare Health Plans Inc.(1)                      1,937,870
                                                                 ---------------
                                                                       8,495,750
                                                                 ---------------
HOUSEHOLD DURABLES - 2.3%
            81,000  Leggett & Platt, Inc.                              1,848,420
           136,000  Tempur-Pedic International Inc.(1)                 1,972,000
                                                                 ---------------
                                                                       3,820,420
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
            21,500  Energizer Holdings Inc.(1)                         1,368,045
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
            19,000  Textron Inc.                                       1,708,290
                                                                 ---------------
INSURANCE - 2.5%
            76,000  CNA Surety Corp.(1)                                1,387,000
            47,000  Commerce Group, Inc. (The)                         1,419,870
            29,500  St. Paul Travelers
                    Companies, Inc. (The)                              1,351,100
                                                                 ---------------
                                                                       4,157,970
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
           121,000  FTD Group, Inc.(1)                                 1,756,920
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.0%
            55,500  Travelzoo Inc.(1)                                  1,640,580
                                                                 ---------------
MACHINERY - 3.6%
            36,500  Albany International Corp.                         1,311,445
            13,000  Cummins Inc.                                       1,521,000
            18,000  Paccar Inc.                                        1,453,500
            34,000  Volvo AB ADR                                       1,804,380
                                                                 ---------------
                                                                       6,090,325
                                                                 ---------------
MARINE - 0.7%
           114,000  DryShips Inc.(1)                                   1,250,580
                                                                 ---------------
MEDIA - 1.7%
            47,000  Catalina Marketing Corp.                           1,366,290

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             2,000  Washington Post Co. (The) Cl B                     1,542,000
                                                                 ---------------
                                                                       2,908,290
                                                                 ---------------
METALS & MINING - 5.3%
            30,500  Aleris International Inc.(1)                       1,248,670
            52,000  Metal Management Inc.                              1,480,960
            27,500  Nucor Corp.                                        1,462,175
            50,000  Reliance Steel &
                    Aluminum Company                                   1,792,500
            25,500  United States Steel Corp.                          1,608,285
            65,000  Worthington Industries, Inc.                       1,327,300
                                                                 ---------------
                                                                       8,919,890
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.1%
            26,500  Chevron Corp.                                      1,743,170
            20,500  Exxon Mobil Corp.                                  1,388,670
            37,000  Frontline Ltd.(1)                                  1,441,150
            35,000  Helix Energy Solutions
                    Group, Inc.(1)                                     1,364,650
           114,000  NGP Capital Resources Co.                          1,541,280
            40,000  Nordic American Tanker Shipping                    1,554,000
            21,500  Occidental Petroleum Corp.                         2,316,625
            30,500  Swift Energy Co.(1)                                1,464,000
            29,500  Tsakos Energy Navigation Ltd.(1)                   1,318,945
            21,000  Valero Energy Corp.                                1,416,030
            30,500  Whiting Petroleum Corp.(1)                         1,424,350
                                                                 ---------------
                                                                      16,972,870
                                                                 ---------------
PERSONAL PRODUCTS - 1.1%
            66,000  Avon Products, Inc.                                1,913,340
                                                                 ---------------
PHARMACEUTICALS - 0.8%
            30,500  Forest Laboratories, Inc.(1)                       1,412,455
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 4.1%
           159,500  Annaly Mortgage
                    Management Inc.                                    2,043,195
            50,500  Capital Trust Inc. Cl A                            1,736,190
            34,000  Entertainment Properties Trust                     1,447,380
           171,000  Luminent Mortgage Capital, Inc.                    1,650,150
                                                                 ---------------
                                                                       6,876,915
                                                                 ---------------
ROAD & RAIL - 1.1%
            21,500  Union Pacific Corp.                                1,827,500
                                                                 ---------------
SOFTWARE - 5.6%
            64,500  BMC Software Inc.(1)                               1,510,590
            45,000  FactSet Research Systems Inc.                      1,975,500
           163,500  Mentor Graphics Corp.(1)                           2,253,030
            13,000  MicroStrategy Inc.(1)                              1,071,850
           211,000  Smith Micro Software Inc.(1)                       2,692,360
                                                                 ---------------
                                                                       9,503,330
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.5%
            41,000  Group 1 Automotive, Inc.                           2,514,120
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
            68,000  Movado Group Inc.                                  1,532,040
            43,000  Unifirst Corporation                               1,336,870
                                                                 ---------------
                                                                       2,868,910
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.4%
            70,000  BankUnited Financial Corp. Cl A                    2,071,300
            39,500  Triad Guaranty Inc.(1)                             1,970,260
                                                                 ---------------
                                                                       4,041,560
                                                                 ---------------
TOTAL COMMON STOCKS                                                  165,065,052
(Cost $160,097,747)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.4%
        $4,000,000  FHLB Discount Notes,
                    5.05%, 8/1/06(2)                                   4,000,000
                                                                 ---------------
(Cost $4,000,000)

TOTAL INVESTMENT SECURITIES - 100.3%                                 169,065,052
                                                                 ---------------
(Cost $164,097,747)

OTHER ASSETS AND LIABILITIES - (0.3)%                                  (583,083)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 168,481,969
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 164,115,308
                                                                 ===============
Gross tax appreciation of investments                             $  10,800,479
Gross tax depreciation of investments                                (5,850,735)
                                                                 ---------------
Net tax appreciation of investments                               $   4,949,744
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JULY 31, 2006

[american century investments logo and text logo]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 0.7%
            49,800  Northrop Grumman Corp.                         $   3,296,262
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            39,700  Lear Corporation                                     896,029
                                                                 ---------------
BEVERAGES - 1.7%
           101,100  Coca-Cola Company (The)                            4,498,950
           107,600  Pepsi Bottling Group Inc.                          3,577,700
                                                                 ---------------
                                                                       8,076,650
                                                                 ---------------
CAPITAL MARKETS - 4.0%
           128,400  Bank of New York Co., Inc. (The)                   4,315,524
            96,700  Merrill Lynch & Co., Inc.                          7,041,694
           114,400  Morgan Stanley                                     7,607,600
                                                                 ---------------
                                                                      18,964,818
                                                                 ---------------
CHEMICALS - 1.9%
            98,800  du Pont (E.I.) de Nemours & Co.                    3,918,408
            84,900  PPG Industries, Inc.                               5,224,746
                                                                 ---------------
                                                                       9,143,154
                                                                 ---------------
COMMERCIAL BANKS - 6.7%
            65,500  National City Corp.                                2,358,000
            48,700  PNC Financial Services Group                       3,449,908
           208,200  U.S. Bancorp                                       6,662,400
           146,200  Wachovia Corp.                                     7,840,706
           152,300  Wells Fargo & Co.                                 11,017,382
                                                                 ---------------
                                                                      31,328,396
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
            87,000  R.R. Donnelley & Sons Company                      2,539,530
            89,700  Waste Management, Inc.                             3,083,886
                                                                 ---------------
                                                                       5,623,416
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.1%
            61,300  Avaya Inc.(1)                                        567,638
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
           229,100  Hewlett-Packard Co.                                7,310,581
                                                                 ---------------
DIVERSIFIED - 1.4%
            50,000  Standard and Poor's 500
                    Depositary Receipt                                 6,386,500
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.3%
            60,438  Block (H & R), Inc.                                1,374,965
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 10.8%
           326,100  Bank of America Corp.                             16,803,933
           451,800  Citigroup Inc.                                    21,826,458
           267,248  J.P. Morgan Chase & Co.                           12,191,854
                                                                 ---------------
                                                                      50,822,245
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.5%
           295,248  AT&T Inc.                                          8,854,488
           151,900  BellSouth Corp.                                    5,949,923
           187,600  Verizon Communications Inc.                        6,344,632
                                                                 ---------------
                                                                      21,149,043
                                                                 ---------------
ELECTRIC UTILITIES - 3.0%
           137,400  Exelon Corporation                                 7,955,460
           187,200  PPL Corporation                                    6,368,544
                                                                 ---------------
                                                                      14,324,004
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
           220,800  Kroger Co. (The)                                   5,062,944
            90,300  Wal-Mart Stores, Inc.                              4,018,350
                                                                 ---------------
                                                                       9,081,294
                                                                 ---------------
FOOD PRODUCTS - 1.4%
           131,800  Sara Lee Corp.                                     2,227,420
           190,600  Unilever N.V. New York Shares                      4,513,408
                                                                 ---------------
                                                                       6,740,828
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
            30,700  HCA Inc.                                           1,509,212
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
           151,800  McDonald's Corporation                             5,372,202
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           121,700  Newell Rubbermaid Inc.                             3,208,012
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.4%
           169,200  General Electric Co.                               5,531,148
           217,200  Tyco International Ltd.                            5,666,748
                                                                 ---------------
                                                                      11,197,896
                                                                 ---------------
INSURANCE - 6.3%
           113,600  Allstate Corp.                                     6,454,752
           120,300  American International Group, Inc.                 7,298,601
            67,300  Hartford Financial Services
                    Group Inc. (The)                                   5,709,732
           112,500  Loews Corp.                                        4,169,250
            93,400  Marsh & McLennan
                    Companies, Inc.                                    2,524,602

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            61,100  Torchmark Corp.                                    3,694,717
                                                                 ---------------
                                                                      29,851,654
                                                                 ---------------
IT SERVICES - 2.1%
             7,200  Computer Sciences Corp.(1)                           377,208
            73,600  Fiserv, Inc.(1)                                    3,213,376
            81,400  International Business
                    Machines Corp.                                     6,301,174
                                                                 ---------------
                                                                       9,891,758
                                                                 ---------------
MACHINERY - 2.6%
            32,600  Deere & Co.                                        2,365,782
            66,800  Dover Corp.                                        3,148,952
            99,300  Ingersoll-Rand Company Cl A                        3,554,940
            42,100  Parker-Hannifin Corp.                              3,041,304
                                                                 ---------------
                                                                      12,110,978
                                                                 ---------------
MEDIA - 3.2%
            97,300  Gannett Co., Inc.                                  5,071,276
           441,800  Time Warner Inc.                                   7,289,700
            75,541  Viacom Inc. Cl B                                   2,632,604
                                                                 ---------------
                                                                      14,993,580
                                                                 ---------------
METALS & MINING - 0.5%
            40,000  Nucor Corp.                                        2,126,800
                                                                 ---------------
MULTI-UTILITIES - 0.7%
           143,300  NiSource Inc.                                      3,260,075
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           197,500  Dollar General Corp.                               2,650,450
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
           241,700  Xerox Corp.(1)                                     3,405,553
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.9%
            29,600  Anadarko Petroleum Corp.                           1,353,904
           223,925  Chevron Corp.                                     14,729,787
           149,800  ConocoPhillips                                    10,282,272
            22,100  Devon Energy Corporation                           1,428,544
           343,500  Exxon Mobil Corp.                                 23,268,689
           202,700  Royal Dutch Shell plc ADR                         14,351,160
                                                                 ---------------
                                                                      65,414,356
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.0%
            81,684  Weyerhaeuser Co.                                   4,791,583
                                                                 ---------------
PHARMACEUTICALS - 6.9%
           146,000  Abbott Laboratories                                6,974,420
           109,500  Johnson & Johnson                                  6,849,225

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            89,000  Merck & Co., Inc.                                  3,584,030
           322,500  Pfizer Inc.                                        8,381,775
           141,700  Wyeth                                              6,868,199
                                                                 ---------------
                                                                      32,657,649
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.7%
           178,700  Intel Corp.                                        3,216,600
                                                                 ---------------
SOFTWARE - 2.6%
           357,839  Microsoft Corporation                              8,598,871
           238,800  Oracle Corp.(1)                                    3,574,836
                                                                 ---------------
                                                                      12,173,707
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
           137,067  Gap, Inc. (The)                                    2,378,112
            71,700  Home Depot, Inc. (The)                             2,488,707
                                                                 ---------------
                                                                       4,866,819
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            82,900  Liz Claiborne, Inc.                                2,930,515
            50,300  VF Corp.                                           3,411,346
                                                                 ---------------
                                                                       6,341,861
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.6%
           224,600  Freddie Mac                                       12,995,356
            37,500  MGIC Investment Corp.                              2,134,125
           142,000  Washington Mutual, Inc.                            6,347,400
                                                                 ---------------
                                                                      21,476,881
                                                                 ---------------
TOBACCO - 1.6%
            93,300  Altria Group Inc.                                  7,461,201
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
           202,900  Sprint Nextel Corp.                                4,017,420
                                                                 ---------------
TOTAL COMMON STOCKS                                                  457,082,070
(Cost $375,848,164)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.625% - 8.00%,
11/15/21 - 2/15/25, valued at $10,618,068),
in a joint trading account at 5.21%,
dated 7/31/06, due 8/1/06
(Delivery value $10,401,505)                                          10,400,000
(Cost $10,400,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 99.3%                                  467,482,070
(Cost $386,248,164)                                              ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.7%                                    3,192,177
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 470,674,247
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $386,673,116
                                                                 ===============
Gross tax appreciation of investments                              $ 85,238,514
Gross tax depreciation of investments                                (4,429,560)
                                                                 ---------------
Net tax appreciation of investments                                $ 80,808,954
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND
JULY 31, 2006

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 88.9%
AIR FREIGHT & LOGISTICS - 0.9%
            35,720  Expeditors International
                    of Washington, Inc.                            $   1,624,188
                                                                 ---------------
BIOTECHNOLOGY - 1.4%
            53,820  Celgene Corp.(1)                                   2,577,440
                                                                 ---------------
CAPITAL MARKETS - 5.5%
            70,020  Investors Financial
                    Services Corporation                               3,138,296
             9,005  Legg Mason, Inc.                                     751,647
            51,660  Nuveen Investments Inc. Cl A                       2,453,333
            18,220  SEI Investments Co.                                  890,229
           160,670  TD Ameritrade Holding Corp.                        2,631,775
                                                                 ---------------
                                                                       9,865,280
                                                                 ---------------
CHEMICALS - 1.8%
            60,490  Praxair, Inc.                                      3,317,272
                                                                 ---------------
COMMERCIAL BANKS - 2.6%
           123,580  Colonial BancGroup Inc. (The)                      3,138,932
            35,000  SVB Financial Group(1)                             1,568,700
                                                                 ---------------
                                                                       4,707,632
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 8.5%
            56,020  Corporate Executive
                    Board Co. (The)                                    5,265,879
            23,120  Corrections Corp. of America(1)                    1,262,352
            48,450  Monster Worldwide Inc.(1)                          1,938,000
            41,440  Ritchie Bros Auctioneers Inc.                      2,237,760
            70,380  Robert Half International Inc.                     2,277,497
            31,290  Stericycle Inc.(1)                                 2,102,062
                                                                 ---------------
                                                                      15,083,550
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
            57,790  Harris Corp.                                       2,632,335
                                                                 ---------------
CONSUMER FINANCE - 0.6%
            35,000  Nelnet Inc. Cl A(1)                                1,073,450
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
             6,600  Chicago Mercantile Exchange
                    Holdings Inc.                                      3,043,920
            31,832  IntercontinentalExchange Inc.(1)                   1,897,187
                                                                 ---------------
                                                                       4,941,107
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
            52,910  NeuStar, Inc. Cl A(1)                              1,632,803
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.6%
            51,520  Amphenol Corp. Cl A                                2,889,242
            73,080  Jabil Circuit, Inc.                                1,688,148
                                                                 ---------------
                                                                       4,577,390
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.4%
            23,400  BJ Services Co.                                      848,718
            41,120  Cameron International Corp.(1)                     2,072,859
            42,710  ENSCO International Inc.                           1,974,056
            26,480  Nabors Industries Ltd.(1)                            935,274
            35,450  National Oilwell Varco, Inc.(1)                    2,376,568
            34,380  Smith International, Inc.                          1,532,317
                                                                 ---------------
                                                                       9,739,792
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
            27,095  Whole Foods Market, Inc.                           1,558,233
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
            56,390  Cytyc Corp.(1)                                     1,387,194
            40,200  Gen-Probe Inc.(1)                                  2,088,390
            13,000  Intuitive Surgical Inc.(1)                         1,237,600
            18,236  Kinetic Concepts Inc.(1)                             812,596
            57,720  ResMed Inc.(1)                                     2,678,785
            47,960  St. Jude Medical, Inc.(1)                          1,769,724
            42,720  Varian Medical Systems, Inc.(1)                    1,936,070
                                                                 ---------------
                                                                      11,910,359
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.6%
            40,267  Caremark Rx Inc.                                   2,126,098
            69,500  DaVita Inc.(1)                                     3,476,389
            35,410  Lincare Holdings Inc.(1)                           1,232,622
            93,900  VCA Antech Inc.(1)                                 3,283,683
                                                                 ---------------
                                                                      10,118,792
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.8%
            53,570  Choice Hotels International Inc.                   2,283,153
            88,700  Scientific Games Corp. Cl A(1)                     3,013,139
            28,400  Station Casinos Inc.                               1,558,024
                                                                 ---------------
                                                                       6,854,316
                                                                 ---------------
INSURANCE - 2.6%
            88,125  Assured Guaranty Ltd.                              2,247,188
            76,170  Brown & Brown Inc.                                 2,390,976
                                                                 ---------------
                                                                       4,638,164
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.7%
            25,060  NutriSystem, Inc.(1)                               1,326,175
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.0%
            18,100  Digital River Inc.(1)                                811,604
           120,300  Valueclick Inc.(1)                                 1,733,523
            81,940  WebEx Communications, Inc.(1)                      2,808,903
                                                                 ---------------
                                                                       5,354,030
                                                                 ---------------
IT SERVICES - 7.2%
            48,180  Alliance Data Systems Corp.(1)                     2,472,598
            60,740  Cognizant Technology Solutions
                    Corporation Cl A(1)                                3,977,862
            58,100  Euronet Worldwide Inc.(1)                          1,476,321
            32,812  Paychex, Inc.                                      1,121,514
            48,280  SRA International, Inc. Cl A(1)                    1,167,893
            86,860  VeriFone Holdings Inc.(1)                          2,453,795
                                                                 ---------------
                                                                      12,669,983
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.3%
            62,000  Pool Corp.                                         2,413,660
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.2%
            43,260  Covance Inc.(1)                                    2,758,258
            27,000  Ventana Medical Systems Inc.(1)                    1,258,470
                                                                 ---------------
                                                                       4,016,728
                                                                 ---------------
MACHINERY - 1.8%
            49,010  Graco Inc.                                         1,925,603
            32,540  Joy Global Inc.                                    1,220,901
                                                                 ---------------
                                                                       3,146,504
                                                                 ---------------
MEDIA - 0.9%
            33,100  Lamar Advertising Co. Cl A(1)                      1,623,224
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.5%
            66,160  Consol Energy Inc.                                 2,723,145
            31,583  Frontier Oil Corp.                                 1,113,301
            50,960  Newfield Exploration Company(1)                    2,363,525
            89,350  Range Resources Corporation                        2,511,629
            14,740  Tesoro Corporation                                 1,102,552
             1,846  VeraSun Energy Corp.(1)                               45,227
                                                                 ---------------
                                                                       9,859,379
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.5%
            76,860  Ventas, Inc.                                       2,746,208
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 1.2%
           105,010  J.B. Hunt Transport Services, Inc.                 2,160,056
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.9%
           100,580  Altera Corp.(1)                                    1,741,040
            90,200  ATI Technologies Inc.(1)                           1,815,726
            25,050  Broadcom Corp. Cl A(1)                               600,950
            20,110  KLA-Tencor Corp.                                     848,441
            62,817  Microchip Technology Inc.                          2,026,476
                                                                 ---------------
                                                                       7,032,633
                                                                 ---------------
SOFTWARE - 1.3%
            74,477  Activision, Inc.(1)                                  890,000
            22,538  Citrix Systems, Inc.(1)                              716,032
            25,110  Cognos, Inc.(1)                                      784,688
                                                                 ---------------
                                                                       2,390,720
                                                                 ---------------
SPECIALTY RETAIL - 3.7%
            29,660  Aeropostale Inc.(1)                                  821,879
            64,210  AnnTaylor Stores Corporation(1)                    2,636,463
           111,170  O'Reilly Automotive Inc.(1)                        3,151,669
                                                                 ---------------
                                                                       6,610,011
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
            35,410  Fastenal Co.                                       1,259,534
                                                                 ---------------
TOTAL COMMON STOCKS                                                  159,460,948
(Cost $140,228,269)                                              ---------------

COMMERCIAL PAPER(2) - 12.2%
        $3,000,000  BMW U.S. Capital LLC,
                    5.28%, 8/1/06                                      3,000,000
         3,000,000  Bryant Park Funding, LLC,
                    5.31%, 8/15/06(3)                                  2,993,730
         3,000,000  DaimlerChrysler Auto,
                    5.36%, 8/24/06(3)                                  2,989,737
         3,000,000  Merrill Lynch & Co., Inc.,
                    5.26%, 8/4/06                                      2,998,680
         3,000,000  Morgan Stanley, 5.26%, 8/4/06                      2,998,680
         3,000,000  Rabobank USA Financial Corp.,
                    5.28%, 8/1/06                                      3,000,000
         1,000,000  UBS Finance LLC, 5.28%, 8/1/06                     1,000,000
         3,000,000  Windmill Funding Corp.,
                    5.28%, 8/10/06                                     2,996,004
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                21,976,831
(Cost $21,976,942)                                               ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.3%
          $500,000  FHLMC Discount Notes,
                    5.20%, 9/26/06(2)                                    495,952
                                                                 ---------------
(Cost $495,998)

TOTAL INVESTMENT SECURITIES - 101.4%                                 181,933,731
                                                                 ---------------
(Cost $162,701,209)

OTHER ASSETS AND LIABILITIES - (1.4)%                                (2,481,986)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 179,451,745
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
12 S&P MidCap 400 Index Futures   September 2006     $4,478,400        $72,588
                                                   =============================

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Security, or a portion thereof, has been segregated for a futures contract.

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $162,821,717
                                                                 ===============
Gross tax appreciation of investments                              $ 24,775,623
Gross tax depreciation of investments                                (5,663,609)
                                                                 ---------------
Net tax appreciation of investments                                $ 19,112,014
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND
JULY 31, 2006

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.7%
AEROSPACE & DEFENSE - 1.3%
            40,700  Essex Corp.(1)                                 $     625,153
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.7%
            16,040  C.H. Robinson Worldwide Inc.                         734,311
            17,451  Forward Air Corp.                                    560,003
                                                                 ---------------
                                                                       1,294,314
                                                                 ---------------
AUTO COMPONENTS - 1.7%
            37,600  LKQ Corporation(1)                                   842,240
                                                                 ---------------
CAPITAL MARKETS - 3.0%
            10,375  Greenhill & Co. Inc.                                 601,335
             5,700  Investors Financial
                    Services Corporation                                 255,474
            21,889  OptionsXpress Holdings, Inc.                         573,054
                                                                 ---------------
                                                                       1,429,863
                                                                 ---------------
CHEMICALS - 1.0%
            13,925  Airgas Inc.                                          504,781
                                                                 ---------------
COMMERCIAL BANKS - 2.8%
             5,425  First Republic Bank                                  230,725
            27,193  Greater Bay Bancorp                                  778,808
            27,700  Nexity Financial Corp.(1)                            358,715
                                                                 ---------------
                                                                       1,368,248
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 11.4%
            10,300  ACCO Brands Corp.(1)                                 202,189
            16,600  Advisory Board Co. (The)(1)                          769,078
            14,300  Brady Corp. Cl A                                     482,768
             7,600  Corporate Executive
                    Board Co. (The)                                      714,400
            23,660  Corrections Corp. of America(1)                    1,291,835
            15,900  Global Cash Access Inc.(1)                           238,182
            25,000  Huron Consulting Group Inc.(1)                       867,000
            21,500  ICT Group Inc.(1)                                    535,350
            16,484  Kenexa Corp.(1)                                      389,847
                                                                 ---------------
                                                                       5,490,649
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
             8,101  RADWARE Ltd.(1)                                       97,293
                                                                 ---------------
CONTAINERS & PACKAGING - 2.2%
            29,220  Silgan Holdings Inc.                               1,081,432
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.3%
            23,530  Marlin Business Services Corp.(1)                    488,483

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            15,150  Portfolio Recovery
                    Associates Inc.(1)                                   648,723
                                                                 ---------------
                                                                       1,137,206
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
             2,275  ITC Holdings Corp.                                    70,775
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
            41,173  International DisplayWorks, Inc.(1)                  195,983
            12,700  Plexus Corp.(1)                                      316,484
                                                                 ---------------
                                                                         512,467
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.6%
             7,475  FMC Technologies Inc.(1)                             471,075
            19,845  Grant Prideco Inc.(1)                                903,145
           112,850  Grey Wolf Inc.(1)                                    864,431
             6,600  Hydril Co.(1)                                        457,182
                                                                 ---------------
                                                                       2,695,833
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
            31,575  United Natural Foods Inc.(1)                         951,671
                                                                 ---------------
FOOD PRODUCTS - 0.7%
            11,800  Peet's Coffee & Tea Inc.(1)                          334,766
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
            18,100  Foxhollow Technologies Inc.(1)                       470,419
            20,950  Kyphon Inc.(1)                                       713,557
            12,900  PolyMedica Corp.                                     499,359
            22,340  ResMed Inc.(1)                                     1,036,799
            10,400  SonoSite Inc.(1)                                     335,712
                                                                 ---------------
                                                                       3,055,846
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 10.5%
             5,700  HealthExtras Inc.(1)                                 147,972
            11,025  LCA-Vision Inc.                                      475,729
            16,800  Nighthawk Radiology
                    Holdings Inc.(1)                                     333,984
            25,720  Pediatrix Medical Group, Inc.(1)                   1,090,527
            30,984  Providence Service Corp. (The)(1)                    761,277
            27,700  PSS World Medical Inc.(1)                            549,845
            28,800  Psychiatric Solutions, Inc.(1)                       906,912
            16,975  Radiation Therapy Services Inc.(1)                   471,566
            16,492  Symbion Inc.(1)                                      310,215
             1,500  Visicu Inc.(1)                                        19,530
                                                                 ---------------
                                                                       5,067,557
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.9%
            15,875  Life Time Fitness Inc.(1)                            719,138
            37,900  Morton's Restaurant Group Inc.(1)                    568,500

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            29,538  Orient-Express Hotels Ltd. Cl A                    1,076,660
            21,300  Pinnacle Entertainment Inc.(1)                       584,259
            10,000  Red Robin Gourmet
                    Burgers Inc.(1)                                      388,500
                                                                 ---------------
                                                                       3,337,057
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.5%
             7,500  Blue Nile Inc.(1)                                    197,550
            16,900  Coldwater Creek Inc.(1)                              336,817
             9,300  VistaPrint Ltd.(1)                                   205,716
                                                                 ---------------
                                                                         740,083
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
            13,350  Bankrate Inc.(1)                                     401,702
                                                                 ---------------
IT SERVICES - 2.3%
            23,075  Euronet Worldwide Inc.(1)                            586,336
            20,800  Heartland Payment
                    Systems Inc.(1)                                      541,840
                                                                 ---------------
                                                                       1,128,176
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.4%
            14,250  Ventana Medical Systems Inc.(1)                      664,193
                                                                 ---------------
MACHINERY - 1.8%
            17,755  Bucyrus International, Inc. Cl A                     864,846
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.1%
            28,400  Western Refining Inc.                                652,916
             7,400  World Fuel Services Corp.                            350,168
                                                                 ---------------
                                                                       1,003,084
                                                                 ---------------
PHARMACEUTICALS - 2.0%
            21,159  Adams Respiratory
                    Therapeutics Inc.(1)                                 946,230
                                                                 ---------------
ROAD & RAIL - 2.2%
            41,165  Knight Transportation Inc.                           706,391
            23,921  Marten Transport Ltd.(1)                             371,254
                                                                 ---------------
                                                                       1,077,645
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.3%
            14,415  Eagle Test Systems Inc.(1)                           240,154
            75,190  Entegris, Inc.(1)                                    710,546
            24,700  MKS Instruments, Inc.(1)                             510,549
            12,700  Netlogic Microsystems Inc.(1)                        311,150
            53,600  RF Micro Devices, Inc.(1)                            330,176

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
            30,950  Tessera Technologies Inc.(1)                         973,996
                                                                 ---------------
                                                                       3,076,571
                                                                 ---------------
SOFTWARE - 3.2%
            30,450  Blackboard Inc.(1)                                   862,649
            24,525  Sonic Solutions(1)                                   348,500
            14,800  THQ Inc.(1)                                          335,812
                                                                 ---------------
                                                                       1,546,961
                                                                 ---------------
SPECIALTY RETAIL - 4.4%
            31,022  Aaron Rents Inc.                                     748,870
            36,550  Golf Galaxy Inc.(1)                                  493,791
             2,200  Guitar Center, Inc.(1)                                93,544
            28,600  Hibbett Sporting Goods Inc.(1)                       565,136
               582  J. Crew Group Inc.(1)                                 15,516
             8,425  Lithia Motors Inc. Cl A                              237,417
                                                                 ---------------
                                                                       2,154,274
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 2.9%
            57,875  Beacon Roofing Supply, Inc.(1)                     1,058,534
            16,400  Williams Scotsman
                    International, Inc.(1)                               349,812
                                                                 ---------------
                                                                       1,408,346
                                                                 ---------------
TOTAL COMMON STOCKS                                                   44,909,262
(Cost $39,746,641)                                               ---------------

COMMERCIAL PAPER(2) - 5.4%
        $1,300,000  Morgan Stanley, 5.26%, 8/7/06(3)                   1,298,856
         1,300,000  UBS Finance LLC, 5.28%, 8/1/06                     1,300,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 2,598,856
(Cost $2,598,860)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           100,000  FHLMC Discount Notes,
                    5.20%, 9/26/06(2)                                     99,190
                                                                 ---------------
(Cost $99,200)

TOTAL INVESTMENT SECURITIES - 98.3%                                   47,607,308
                                                                 ---------------
(Cost $42,444,701)

OTHER ASSETS AND LIABILITIES - 1.7%                                      844,607
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  48,451,915
                                                                 ===============

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                 Expiration       Underlying Face    Unrealized
Contracts Purchased                 Date          Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
2 Russell 2000 Index Futures    September 2006        $704,600         $19,989
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Security, or a portion thereof, has been segregated for a futures contract.

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 42,605,908
                                                                 ===============
Gross tax appreciation of investments                              $  6,828,379
Gross tax depreciation of investments                                (1,826,979)
                                                                 ---------------
Net tax appreciation of investments                                $  5,001,400
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT GROWTH FUND
JULY 31, 2006

[american century investments logo and text logo]

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 4.0%
             8,100  Boeing Co.                                     $     627,102
            19,900  United Technologies Corp.                          1,237,581
                                                                 ---------------
                                                                       1,864,683
                                                                 ---------------
AIRLINES - 0.9%
            16,000  Continental Airlines Inc. Cl B(1)                    421,440
                                                                 ---------------
BEVERAGES - 4.5%
            10,600  Anheuser-Busch Companies, Inc.                       510,390
            24,800  PepsiCo, Inc.                                      1,571,824
                                                                 ---------------
                                                                       2,082,214
                                                                 ---------------
BIOTECHNOLOGY - 4.7%
            15,200  Amgen Inc.(1)                                      1,060,048
             5,500  Genentech, Inc.(1)                                   444,510
            11,200  Gilead Sciences, Inc.(1)                             688,576
                                                                 ---------------
                                                                       2,193,134
                                                                 ---------------
CAPITAL MARKETS - 2.2%
             3,400  Bear Stearns
                    Companies Inc. (The)                                 482,358
             3,600  Goldman Sachs Group, Inc. (The)                      549,900
                                                                 ---------------
                                                                       1,032,258
                                                                 ---------------
CHEMICALS - 2.0%
            20,400  Monsanto Co.                                         876,996
               600  Potash Corp. of Saskatchewan                          56,700
                                                                 ---------------
                                                                         933,696
                                                                 ---------------
COMMERCIAL BANKS - 2.0%
            13,100  Wells Fargo & Co.                                    947,654
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.8%
            48,900  CIENA Corporation(1)                                 177,507
            75,600  Cisco Systems Inc.(1)                              1,349,460
            40,500  Motorola, Inc.                                       921,780
             6,600  QUALCOMM Inc.                                        232,716
                                                                 ---------------
                                                                       2,681,463
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.3%
             8,000  Apple Computer, Inc.(1)                              543,680
            16,800  Hewlett-Packard Co.                                  536,088
             2,500  Komag, Inc.(1)                                        95,775

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            15,600  Seagate Technology                                   361,920
                                                                 ---------------
                                                                       1,537,463
                                                                 ---------------
DIVERSIFIED - 0.6%
             5,600  iShares Russell 1000 Growth
                    Index Fund                                           276,360
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.3%
            29,800  Bank of America Corp.                              1,535,594
            20,800  J.P. Morgan Chase & Co.                              948,896
                                                                 ---------------
                                                                       2,484,490
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.9%
             8,600  Cooper Industries, Ltd. Cl A                         740,976
            14,300  Emerson Electric Co.                               1,128,556
             8,900  Roper Industries Inc.                                402,280
                                                                 ---------------
                                                                       2,271,812
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
             3,800  Itron Inc.(1)                                        176,852
             7,000  Vishay Intertechnology, Inc.(1)                       98,210
                                                                 ---------------
                                                                         275,062
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
             5,400  Cameron International Corp.(1)                       272,214
            13,700  Schlumberger Ltd.                                    915,845
                                                                 ---------------
                                                                       1,188,059
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
            16,900  CVS Corp.                                            552,968
             7,300  Walgreen Co.                                         341,494
                                                                 ---------------
                                                                         894,462
                                                                 ---------------
FOOD PRODUCTS - 2.3%
             9,800  Archer-Daniels-Midland Co.                           431,200
            12,300  General Mills, Inc.                                  638,370
                                                                 ---------------
                                                                       1,069,570
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
             3,200  Alcon Inc.                                           353,344
            20,900  Baxter International, Inc.                           877,800
            14,100  Becton Dickinson & Co.                               929,472
             3,400  Cytyc Corp.(1)                                        83,640
             2,900  DJO Inc.(1)                                          114,463

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             8,600  Edwards Lifesciences
                    Corporation(1)                                       380,464
                                                                 ---------------
                                                                       2,739,183
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
             6,200  Caremark Rx Inc.                                     327,360
             7,300  Laboratory Corporation
                    of America Holdings(1)                               470,266
                                                                 ---------------
                                                                         797,626
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
            19,300  Newell Rubbermaid Inc.                               508,748
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.7%
            45,700  General Electric Co.                               1,493,933
            12,700  Textron Inc.                                       1,141,857
                                                                 ---------------
                                                                       2,635,790
                                                                 ---------------
INSURANCE - 2.0%
             4,800  Endurance Specialty Holdings Ltd.                    145,728
             2,200  PartnerRe Ltd.                                       136,686
            13,700  St. Paul Travelers
                    Companies, Inc. (The)                                627,460
                                                                 ---------------
                                                                         909,874
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
             2,300  Google Inc. Cl A(1)                                  889,180
                                                                 ---------------
IT SERVICES - 5.0%
            12,600  Accenture Ltd. Cl A                                  368,676
            13,800  Ceridian Corp.(1)                                    331,338
             8,900  Global Payments Inc.                                 378,606
            13,700  International Business
                    Machines Corp.                                     1,060,517
             7,400  VeriFone Holdings Inc.(1)                            209,050
                                                                 ---------------
                                                                       2,348,187
                                                                 ---------------
MACHINERY - 0.3%
             2,200  Deere & Co.                                          159,654
                                                                 ---------------
MEDIA - 1.0%
             9,400  Lamar Advertising Co. Cl A(1)                        460,976
                                                                 ---------------
METALS & MINING - 2.1%
             9,100  Allegheny Technologies Inc.                          581,399
             3,800  Carpenter Technology                                 373,920
                                                                 ---------------
                                                                         955,319
                                                                 ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 2.2%
             8,100  J.C. Penney Co. Inc.                                 509,976
            10,900  Target Corp.                                         500,528
                                                                 ---------------
                                                                       1,010,504
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.7%
             7,100  Exxon Mobil Corp.                                    480,954
             7,300  Occidental Petroleum Corp.                           786,575
                                                                 ---------------
                                                                       1,267,529
                                                                 ---------------
PHARMACEUTICALS - 6.5%
             1,700  Allergan, Inc.                                       183,345
            11,900  Novartis AG ORD                                      676,131
             5,200  Novo Nordisk AS Cl B ORD                             320,455
             4,100  Roche Holding AG ORD                                 729,852
            52,600  Schering-Plough Corp.                              1,075,143
                                                                 ---------------
                                                                       2,984,926
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.3%
            33,000  Freescale Semiconductor Inc.
                    Cl B(1)                                              941,160
            26,300  Intel Corp.                                          473,400
             7,000  Marvell Technology Group Ltd.(1)                     129,850
                                                                 ---------------
                                                                       1,544,410
                                                                 ---------------
SOFTWARE - 4.1%
            38,200  BEA Systems Inc.(1)                                  448,468
            17,300  Cadence Design Systems Inc.(1)                       280,087
             6,100  Citrix Systems, Inc.(1)                              193,797
            12,500  Microsoft Corporation                                300,375
            46,600  Oracle Corp.(1)                                      697,602
                                                                 ---------------
                                                                       1,920,329
                                                                 ---------------
SPECIALTY RETAIL - 2.7%
             5,500  AnnTaylor Stores Corporation(1)                      225,830
             4,600  Dress Barn Inc.(1)                                    99,268
             1,900  Group 1 Automotive, Inc.                             116,508
             2,900  Guess?, Inc.(1)                                      123,540
             3,200  Gymboree Corp.(1)                                    107,264
             8,700  Payless ShoeSource, Inc.(1)                          225,156
            14,300  Ross Stores, Inc.                                    355,927
                                                                 ---------------
                                                                       1,253,493
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            10,800  Polo Ralph Lauren Corp.                              616,032
                                                                 ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
             7,400  American Tower Corp. Cl A(1)                         250,120
                                                                 ---------------
TOTAL COMMON STOCKS                                                   45,405,700
(Cost $45,794,116)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.8%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 5.50% - 8.125%, 2/15/21 - 8/15/28,
valued at $1,325,306), in a joint trading account
at 5.20%, dated 7/31/06, due 8/1/06
(Delivery value $1,300,188)                                            1,300,000
                                                                 ---------------
(Cost $1,300,000)

TOTAL INVESTMENT SECURITIES - 100.4%                                  46,705,700
                                                                 ---------------
(Cost $47,094,116)

OTHER ASSETS AND LIABILITIES - (0.4)%                                  (187,903)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  46,517,797
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                   Settlement                               Unrealized
to Sell                        Date              Value               Gain (Loss)
--------------------------------------------------------------------------------
1,033,248 CHF for USD         8/31/06         $   842,825             $(3,598)
1,137,240 DKK for USD         8/31/06             195,078                (555)
                                             -----------------------------------
                                              $ 1,037,903             $(4,153)
                                             ===================================
(Value on Settlement Date $1,033,750)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 47,144,874
                                                                 ===============
Gross tax appreciation of investments                              $  1,252,044
Gross tax depreciation of investments                                (1,691,218)
                                                                 ---------------
Net tax depreciation of investments                                $   (439,174)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT VISTA(reg.sm) FUND
JULY 31, 2006

[american century investments logo and text logo]

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 4.4%
            19,145  BE Aerospace, Inc.(1)                          $     473,839
             7,691  Precision Castparts Corp.                            458,768
                                                                 ---------------
                                                                         932,607
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
             2,300  EGL Inc.(1)                                          100,993
                                                                 ---------------
AIRLINES - 1.1%
             3,600  Continental Airlines Inc. Cl B(1)                     94,824
             3,200  US Airways Group Inc.(1)                             146,208
                                                                 ---------------
                                                                         241,032
                                                                 ---------------
BIOTECHNOLOGY - 1.9%
             2,200  Amylin Pharmaceuticals, Inc.(1)                      107,360
             6,111  Celgene Corp.(1)                                     292,656
                                                                 ---------------
                                                                         400,016
                                                                 ---------------
CAPITAL MARKETS - 1.7%
             7,412  Investment Technology
                    Group Inc.(1)                                        373,268
                                                                 ---------------
CHEMICALS - 2.2%
            11,170  Monsanto Co.                                         480,198
                                                                 ---------------
COMMERCIAL BANKS - 2.2%
             3,900  Colonial BancGroup Inc. (The)                         99,060
             6,300  Compass Bancshares Inc.                              371,322
                                                                 ---------------
                                                                         470,382
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
             3,500  Manpower Inc.                                        208,180
             2,600  Republic Services, Inc. Cl A                         104,416
             3,000  Waste Management, Inc.                               103,140
                                                                 ---------------
                                                                         415,736
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
             3,200  CommScope Inc.(1)                                     99,936
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.7%
             5,320  Foster Wheeler Ltd.(1)                               202,905
             9,945  Quanta Services, Inc.(1)                             158,722
                                                                 ---------------
                                                                         361,627
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.5%
             1,200  EZCORP, Inc.(1)                                       49,956
             1,237  World Acceptance Corp.(1)                             51,336
                                                                 ---------------
                                                                         101,292
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
            10,300  Allegheny Energy, Inc.(1)                            422,815
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
             8,333  ABB Ltd. ORD                                         107,697
             2,443  Alstom RGPT ORD(1)                                   212,035
                                                                 ---------------
                                                                         319,732
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
             2,000  Anixter International Inc.                           110,260
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 10.7%
             2,406  Core Laboratories N.V.(1)                            175,638
             4,191  Diamond Offshore Drilling, Inc.                      330,796
             1,400  Dril-Quip Inc.(1)                                    118,286
             7,300  Oceaneering International, Inc.(1)                   319,156
             8,700  Superior Energy Services(1)                          297,975
            23,534  TETRA Technologies, Inc.(1)                          673,307
             8,083  Weatherford International Ltd.(1)                    378,608
                                                                 ---------------
                                                                       2,293,766
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
             5,500  Safeway Inc.                                         154,440
                                                                 ---------------
FOOD PRODUCTS - 5.5%
            10,332  Archer-Daniels-Midland Co.                           454,608
             5,600  Campbell Soup Co.                                    205,408
             4,900  H.J. Heinz Co.                                       205,653
             3,700  Hershey Company (The)                                203,389
             2,300  JM Smucker Co. (The)                                 102,649
                                                                 ---------------
                                                                       1,171,707
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
             4,300  Advanced Medical Optics Inc.(1)                      211,775
             4,700  Hologic, Inc.(1)                                     211,077
                                                                 ---------------
                                                                         422,852
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.2%
             3,100  Humana Inc.(1)                                       173,383
             3,300  Laboratory Corporation
                    of America Holdings(1)                               212,586
             4,200  Manor Care, Inc.                                     210,210

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             5,100  Quest Diagnostics Inc.                               306,612
                                                                 ---------------
                                                                         902,791
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.7%
            13,200  Emdeon Corp.(1)                                      158,796
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
             7,100  International Game Technology                        274,486
             6,212  Las Vegas Sands Corp.(1)                             385,330
             2,900  Scientific Games Corp. Cl A(1)                        98,513
                                                                 ---------------
                                                                         758,329
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.1%
            19,396  McDermott International, Inc.(1)                     883,294
                                                                 ---------------
INSURANCE - 1.5%
             1,800  Arch Capital Group Ltd.(1)                           109,548
             3,400  Torchmark Corp.                                      205,598
                                                                 ---------------
                                                                         315,146
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.4%
             1,797  NutriSystem, Inc.(1)                                  95,097
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
             4,558  Akamai Technologies, Inc.(1)                         180,634
                                                                 ---------------
IT SERVICES - 2.9%
            12,088  Alliance Data Systems Corp.(1)                       620,356
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 7.6%
             6,800  Covance Inc.(1)                                      433,568
             2,900  Illumina, Inc.(1)                                    110,867
            13,483  Pharmaceutical Product
                    Development, Inc.                                    518,826
            15,000  Thermo Electron Corp.(1)                             555,150
                                                                 ---------------
                                                                       1,618,411
                                                                 ---------------
MACHINERY - 1.5%
             4,766  Terex Corp.(1)                                       213,707
             3,125  Trinity Industries, Inc.                             104,438
                                                                 ---------------
                                                                         318,145
                                                                 ---------------
MARINE - 1.4%
             5,284  American Commercial
                    Lines Inc.(1)                                        290,356
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MEDIA - 1.0%
             3,374  Focus Media Holding Ltd.
                    ADR(1)                                               211,246
                                                                 ---------------
METALS & MINING - 3.1%
             3,614  Allegheny Technologies Inc.                          230,898
             6,759  Oregon Steel Mills, Inc.(1)                          312,537
             4,254  Titanium Metals Corp.(1)                             122,685
                                                                 ---------------
                                                                         666,120
                                                                 ---------------
MULTILINE RETAIL - 0.4%
               700  Sears Holdings Corp.(1)                               96,075
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.8%
             2,649  ATP Oil & Gas Corp.(1)                               108,874
             1,600  Southwestern Energy Company(1)                        55,040
                                                                 ---------------
                                                                         163,914
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
             5,200  Archstone-Smith Trust                                272,844
             4,500  Camden Property Trust                                344,025
                                                                 ---------------
                                                                         616,869
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.0%
             2,592  Jones Lang LaSalle Inc.                              211,766
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.5%
             3,624  MEMC Electronic Materials Inc.(1)                    110,242
                                                                 ---------------
SOFTWARE - 0.8%
             7,941  BEA Systems Inc.(1)                                   93,227
             2,700  Citrix Systems, Inc.(1)                               85,779
                                                                 ---------------
                                                                         179,006
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
             4,271  Circuit City Stores Inc.                             104,640
             6,102  Office Depot, Inc.(1)                                219,977
             3,900  Rent-A-Center Inc.(1)                                105,027
                                                                 ---------------
                                                                         429,644
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
               475  Puma AG Rudolf Dassler
                    Sport ORD                                            172,253
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
             3,600  BankUnited Financial Corp. Cl A                      106,524

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             8,400  Hudson City Bancorp, Inc.                            108,948
             2,300  PMI Group, Inc. (The)                                 97,658
             1,700  Radian Group Inc.                                    104,601
                                                                 ---------------
                                                                         417,731
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 13.6%
            14,868  America Movil SA de CV
                    Series L ADR                                         531,977
            16,169  American Tower Corp. Cl A(1)                         546,512
             3,750  Crown Castle
                    International Corp.(1)                               132,113
             4,700  Leap Wireless
                    International, Inc.(1)                               210,090
            17,667  NII Holdings, Inc. Cl B(1)                           932,464
            23,661  SBA Communications Corp.
                    Cl A(1)                                              565,025
                                                                 ---------------
                                                                       2,918,181
                                                                 ---------------
TOTAL COMMON STOCKS                                                   21,207,061
(Cost $21,615,983)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 5.50% - 8.125%, 2/15/21 - 8/15/28,
valued at $203,893), in a joint trading account
at 5.20%, dated 7/31/06, due 8/1/06
(Delivery value $200,029)                                                200,000
                                                                 ---------------
(Cost $200,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                   21,407,061
                                                                 ---------------
(Cost $21,815,983)

OTHER ASSETS AND LIABILITIES - 0.1%                                       20,376
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  21,427,437
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                    Unrealized
 Contracts to Sell      Settlement Date            Value            Gain (Loss)
--------------------------------------------------------------------------------
64,372 CHF for USD         8/31/06               $ 52,509              $(224)
56,806 Euro for USD        8/31/06                 72,714               (224)
92,012 Euro for USD        8/31/06                117,779               (362)
                                               ---------------------------------
                                                 $243,002              $(810)
                                               =================================
(Value on Settlement Date $242,192)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 22,060,984
                                                                 ===============
Gross tax appreciation of investments                              $    425,829
Gross tax depreciation of investments                                (1,079,752)
                                                                 ---------------
Net tax depreciation of investments                                $   (653,923)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

By:  /s/ William M. Lyons
     -----------------------------------------
     Name:   William M. Lyons
     Title:  President

Date:  September 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
     -----------------------------------------
     Name:   William M. Lyons
     Title:  President
             (principal executive officer)

Date:  September 25, 2006

By:  /s/ Robert J. Leach
     ------------------------------------------
     Name:   Robert J. Leach
     Title:  Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:  September 25, 2006